UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: March 31, 2025

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund III

GQG Partners Emerging Markets Equity Fund

Investor Shares - GQGPX

Annual Shareholder Report: March 31, 2025

This annual shareholder report contains important information about Investor Shares of the GQG Partners Emerging Markets Equity Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.gqg.com/funds/us-mutual-funds/emerging-markets-equity-fund. You can also request this information by contacting us at 1-866-362-8333.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners Emerging Markets Equity Fund, Investor Shares	$115	1.18%

How did the Fund perform in the last year?

On a sector basis, the largest detractors to relative performance stock selection in Financials, Utilities, and Information Technology. The largest contributors to relative performance were stock selection in Energy, and underweight to Information Technology, and stock selection in Consumer Staples. On a country basis, the largest detractors to relative performance an underweight to China, and stock selection in India and China. The largest contributors to relative performance were an underweight to South Korea, stock selection in Brazil, and an overweight to the United States.

During the period, we added exposure to the Financials sector and reduced exposure to Information Technology.

Notable Contributor to Performance - Taiwan Semiconductor Manufacturing Company - TSMC is a semiconductor manufacturer based in Taiwan. TSMC reported solid financial results during the year, increased its guidance on gross margin, and raised its five-year forecast for annualized revenue growth. In addition, TSMC is expected to raise prices when it introduces its new generation of manufacturing technology in 2025 that features smaller transistor sizes, higher transistor density, and improved performance.

Notable Detractor to Performance - Adani Green Energy Limited - Adani Green generates and supplies renewable energy via solar, wind, and hybrid power plants. The company is based in India. Adani Green’s shares declined in the wake of allegations from US authorities of securities fraud and wire fraud against three Adani employees in late November 2024. While Adani has denied the charges, investor sentiment appears to have waned while the company waits for more visibility on the timetable of a potential resolution.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	GQG Partners Emerging Markets Equity Fund, Investor Shares - $19045	MSCI Emerging Markets Index (NR) (USD) - $15585
Dec/16	$10000	$10000
Jul/17	$12140	$12577
Jul/18	$12452	$13125
Jul/19	$13211	$12839
Jul/20	$15112	$13680
Jul/21	$18001	$16503
Mar/22	$16346	$14930
Mar/23	$14471	$13332
Mar/24	$19897	$14419
Mar/25	$19045	$15585

Since its inception on December 28, 2016. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-866-362-8333 or visit https://www.gqg.com/funds/us-mutual-funds/emerging-markets-equity-fund for current month-end performance.

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
GQG Partners Emerging Markets Equity Fund, Investor Shares	-4.29%	11.52%	8.11%
MSCI Emerging Markets Index (NR) (USD)	8.09%	7.94%	5.66%

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$21,776,341,497	75	$196,929,141	97%

What did the Fund invest in?

Country WeightingsFootnote Reference*

India
34.1%
Brazil
17.1%
China
12.8%
Taiwan
7.7%
United Arab Emirates
5.9%
Indonesia
4.8%
France
3.0%
United States
2.8%
Singapore
2.7%
Saudi Arabia
2.4%
United Kingdom
1.4%
Kazakhstan
0.4%
Other Countries
0.4%

Value	Value
Other Countries	0.4%
Kazakhstan	0.4%
United Kingdom	1.4%
Saudi Arabia	2.4%
Singapore	2.7%
United States	2.8%
France	3.0%
Indonesia	4.8%
United Arab Emirates	5.9%
Taiwan	7.7%
China	12.8%
Brazil	17.1%
India	34.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
ITC	5.4%
Taiwan Semiconductor Manufacturing	4.5%
Petroleo Brasileiro ADR	3.8%
Taiwan Semiconductor Manufacturing ADR	3.3%
TotalEnergies	3.0%
Xiaomi, Cl B	2.9%
Bank Mandiri Persero	2.5%
ICICI Bank	2.5%
Adani Enterprises	2.5%
Bharti Airtel	2.4%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-362-8333

  https://www.gqg.com/funds/us-mutual-funds/emerging-markets-equity-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-362-8333 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

GQG Partners Emerging Markets Equity Fund / Investor Shares - GQGPX

Annual Shareholder Report: March 31, 2025

GQGPX-AR-2025

The Advisors' Inner Circle Fund III

GQG Partners Emerging Markets Equity Fund

Institutional Shares - GQGIX

Annual Shareholder Report: March 31, 2025

This annual shareholder report contains important information about Institutional Shares of the GQG Partners Emerging Markets Equity Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.gqg.com/funds/us-mutual-funds/emerging-markets-equity-fund. You can also request this information by contacting us at 1-866-362-8333.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners Emerging Markets Equity Fund, Institutional Shares	$96	0.98%

How did the Fund perform in the last year?

On a sector basis, the largest detractors to relative performance stock selection in Financials, Utilities, and Information Technology. The largest contributors to relative performance were stock selection in Energy, and underweight to Information Technology, and stock selection in Consumer Staples. On a country basis, the largest detractors to relative performance an underweight to China, and stock selection in India and China. The largest contributors to relative performance were an underweight to South Korea, stock selection in Brazil, and an overweight to the United States.

During the period, we added exposure to the Financials sector and reduced exposure to Information Technology.

Notable Contributor to Performance - Taiwan Semiconductor Manufacturing Company - TSMC is a semiconductor manufacturer based in Taiwan. TSMC reported solid financial results during the year, increased its guidance on gross margin, and raised its five-year forecast for annualized revenue growth. In addition, TSMC is expected to raise prices when it introduces its new generation of manufacturing technology in 2025 that features smaller transistor sizes, higher transistor density, and improved performance.

Notable Detractor to Performance - Adani Green Energy Limited - Adani Green generates and supplies renewable energy via solar, wind, and hybrid power plants. The company is based in India. Adani Green’s shares declined in the wake of allegations from US authorities of securities fraud and wire fraud against three Adani employees in late November 2024. While Adani has denied the charges, investor sentiment appears to have waned while the company waits for more visibility on the timetable of a potential resolution.

How did the Fund perform since inception?

Total Return Based on $500,000 Investment

	GQG Partners Emerging Markets Equity Fund, Institutional Shares - $968841	MSCI Emerging Markets Index (NR) (USD) - $779265
Dec/16	$500000	$500000
Jul/17	$608500	$628845
Jul/18	$625063	$656250
Jul/19	$664488	$641952
Jul/20	$761639	$683988
Jul/21	$908997	$825172
Mar/22	$826507	$746484
Mar/23	$732907	$666597
Mar/24	$1009812	$720930
Mar/25	$968841	$779265

Since its inception on December 28, 2016. The line graph represents historical performance of a hypothetical investment of $500,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-866-362-8333 or visit https://www.gqg.com/funds/us-mutual-funds/emerging-markets-equity-fund for current month-end performance.

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
GQG Partners Emerging Markets Equity Fund, Institutional Shares	-4.06%	11.76%	8.34%
MSCI Emerging Markets Index (NR) (USD)	8.09%	7.94%	5.66%

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$21,776,341,497	75	$196,929,141	97%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	0.4%
Kazakhstan	0.4%
United Kingdom	1.4%
Saudi Arabia	2.4%
Singapore	2.7%
United States	2.8%
France	3.0%
Indonesia	4.8%
United Arab Emirates	5.9%
Taiwan	7.7%
China	12.8%
Brazil	17.1%
India	34.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
ITC	5.4%
Taiwan Semiconductor Manufacturing	4.5%
Petroleo Brasileiro ADR	3.8%
Taiwan Semiconductor Manufacturing ADR	3.3%
TotalEnergies	3.0%
Xiaomi, Cl B	2.9%
Bank Mandiri Persero	2.5%
ICICI Bank	2.5%
Adani Enterprises	2.5%
Bharti Airtel	2.4%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-362-8333

  https://www.gqg.com/funds/us-mutual-funds/emerging-markets-equity-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-362-8333 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

GQG Partners Emerging Markets Equity Fund / Institutional Shares - GQGIX

Annual Shareholder Report: March 31, 2025

GQGIX-AR-2025

The Advisors' Inner Circle Fund III

GQG Partners Emerging Markets Equity Fund

R6 Shares - GQGRX

Annual Shareholder Report: March 31, 2025

This annual shareholder report contains important information about R6 Shares of the GQG Partners Emerging Markets Equity Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.gqg.com/funds/us-mutual-funds/emerging-markets-equity-fund. You can also request this information by contacting us at 1-866-362-8333.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners Emerging Markets Equity Fund, R6 Shares	$96	0.98%

How did the Fund perform in the last year?

On a sector basis, the largest detractors to relative performance stock selection in Financials, Utilities, and Information Technology. The largest contributors to relative performance were stock selection in Energy, and underweight to Information Technology, and stock selection in Consumer Staples. On a country basis, the largest detractors to relative performance an underweight to China, and stock selection in India and China. The largest contributors to relative performance were an underweight to South Korea, stock selection in Brazil, and an overweight to the United States.

During the period, we added exposure to the Financials sector and reduced exposure to Information Technology.

Notable Contributor to Performance - Taiwan Semiconductor Manufacturing Company - TSMC is a semiconductor manufacturer based in Taiwan. TSMC reported solid financial results during the year, increased its guidance on gross margin, and raised its five-year forecast for annualized revenue growth. In addition, TSMC is expected to raise prices when it introduces its new generation of manufacturing technology in 2025 that features smaller transistor sizes, higher transistor density, and improved performance.

Notable Detractor to Performance - Adani Green Energy Limited - Adani Green generates and supplies renewable energy via solar, wind, and hybrid power plants. The company is based in India. Adani Green’s shares declined in the wake of allegations from US authorities of securities fraud and wire fraud against three Adani employees in late November 2024. While Adani has denied the charges, investor sentiment appears to have waned while the company waits for more visibility on the timetable of a potential resolution.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	GQG Partners Emerging Markets Equity Fund, R6 Shares - $19377	MSCI Emerging Markets Index (NR) (USD) - $15585
Dec/16	$10000	$10000
Jul/17	$12170	$12577
Jul/18	$12501	$13125
Jul/19	$13280	$12839
Jul/20	$15233	$13680
Jul/21	$18180	$16503
Mar/22	$16530	$14930
Mar/23	$14658	$13332
Mar/24	$20208	$14419
Mar/25	$19377	$15585

Since its inception on December 28, 2016. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-866-362-8333 or visit https://www.gqg.com/funds/us-mutual-funds/emerging-markets-equity-fund for current month-end performance.

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
GQG Partners Emerging Markets Equity Fund, R6 Shares	-4.11%	11.76%	8.34%
MSCI Emerging Markets Index (NR) (USD)	8.09%	7.94%	5.66%

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$21,776,341,497	75	$196,929,141	97%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	0.4%
Kazakhstan	0.4%
United Kingdom	1.4%
Saudi Arabia	2.4%
Singapore	2.7%
United States	2.8%
France	3.0%
Indonesia	4.8%
United Arab Emirates	5.9%
Taiwan	7.7%
China	12.8%
Brazil	17.1%
India	34.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
ITC	5.4%
Taiwan Semiconductor Manufacturing	4.5%
Petroleo Brasileiro ADR	3.8%
Taiwan Semiconductor Manufacturing ADR	3.3%
TotalEnergies	3.0%
Xiaomi, Cl B	2.9%
Bank Mandiri Persero	2.5%
ICICI Bank	2.5%
Adani Enterprises	2.5%
Bharti Airtel	2.4%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-362-8333

  https://www.gqg.com/funds/us-mutual-funds/emerging-markets-equity-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-362-8333 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

GQG Partners Emerging Markets Equity Fund / R6 Shares - GQGRX

Annual Shareholder Report: March 31, 2025

GQGRX-AR-2025

The Advisors' Inner Circle Fund III

GQG Partners Global Quality Equity Fund

Investor Shares - GQRPX

Annual Shareholder Report: March 31, 2025

This annual shareholder report contains important information about Investor Shares of the GQG Partners Global Quality Equity Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/global-quality-equity-fund. You can also request this information by contacting us at 1-866-362-8333.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners Global Quality Equity Fund, Investor Shares	$91	0.90%

How did the Fund perform in the last year?

On a sector basis, the largest detractors to relative performance were an overweight to Health Care, an underweight to Information Technology, and an overweight to Energy. The largest contributors to relative performance were stock selection in Information Technology, Consumer Staples, and Communication Services. On a country basis, the largest detractors to relative performance were an overweight to Denmark and Brazil, and stock selection in India. The largest contributors to relative performance were stock selection in the United States and Brazil, and an underweight to South Korea.

During the period, we increased exposure to the Consumer Staples sector and reduced exposure to Information Technology.

Notable Contributor to Performance - NVIDIA Corporation - NVIDIA Corporation designs and markets semiconductors, focusing on graphics processing units (GPUs). The company's GPUs are used in gaming platforms, data centers, automobile infotainment, and autonomous driving systems. NVIDIA is headquartered in California. The stock rallied after reporting revenue and earnings that exceeded the consensus expectations for the quarters ending in April 2024 and July 2024, raising its revenue guidance, announcing a stock split, and increasing its dividend.

Notable Detractor to Performance - Glencore PLC - Glencore is a producer and marketer of metals, minerals, energy, and agricultural products. The company is based in Switzerland. Glencore’s operating results for calendar 2024 were modestly below expectations and the company reduced its 2025 production growth targets for copper and zinc. In addition, the expected returns of capital to shareholders for 2025 were also below the consensus forecasts.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	GQG Partners Global Quality Equity Fund, Investor Shares - $21002	MSCI ACWI Index (Net) (USD) - $18213
Mar/19	$10000	$10000
Jul/19	$10480	$10522
Jul/20	$12480	$11280
Jul/21	$14620	$15022
Mar/22	$15514	$14904
Mar/23	$14160	$13795
Mar/24	$20657	$16998
Mar/25	$21002	$18213

Since its inception on March 29, 2019. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-866-362-8333 or visit https://gqg.com/funds/us-mutual-funds/global-quality-equity-fund for current month-end performance.

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
GQG Partners Global Quality Equity Fund, Investor Shares	1.67%	16.56%	13.14%
MSCI ACWI Index (Net) (USD)	7.15%	15.18%	10.26%

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,533,163,435	51	$21,323,335	184%

What did the Fund invest in?

Country WeightingsFootnote Reference*

United States 67.6%
India 6.7%
France 4.2%
Brazil 4.0%
United Kingdom 3.4%
Italy 3.0%
Canada 2.3%
Germany 1.6%
Taiwan 1.5%
Denmark 1.4%
United Arab Emirates 0.8%
Russia 0.0%

Value	Value
Russia	0.0%
United Arab Emirates	0.8%
Denmark	1.4%
Taiwan	1.5%
Germany	1.6%
Canada	2.3%
Italy	3.0%
United Kingdom	3.4%
Brazil	4.0%
France	4.2%
India	6.7%
United States	67.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Philip Morris International	6.4%
AT&T	5.5%
American Electric Power	3.7%
Progressive	3.6%
Verizon Communications	3.3%
Cigna Group	3.2%
American International Group	2.8%
Duke Energy	2.7%
Eli Lilly	2.7%
Microsoft	2.7%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-362-8333

  https://gqg.com/funds/us-mutual-funds/global-quality-equity-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-362-8333 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

GQG Partners Global Quality Equity Fund / Investor Shares - GQRPX

Annual Shareholder Report: March 31, 2025

GQRPX-AR-2025

The Advisors' Inner Circle Fund III

GQG Partners Global Quality Equity Fund

Institutional Shares - GQRIX

Annual Shareholder Report: March 31, 2025

This annual shareholder report contains important information about Institutional Shares of the GQG Partners Global Quality Equity Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/global-quality-equity-fund. You can also request this information by contacting us at 1-866-362-8333.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners Global Quality Equity Fund, Institutional Shares	$71	0.70%

How did the Fund perform in the last year?

On a sector basis, the largest detractors to relative performance were an overweight to Health Care, an underweight to Information Technology, and an overweight to Energy. The largest contributors to relative performance were stock selection in Information Technology, Consumer Staples, and Communication Services. On a country basis, the largest detractors to relative performance were an overweight to Denmark and Brazil, and stock selection in India. The largest contributors to relative performance were stock selection in the United States and Brazil, and an underweight to South Korea.

During the period, we increased exposure to the Consumer Staples sector and reduced exposure to Information Technology.

Notable Contributor to Performance - NVIDIA Corporation - NVIDIA Corporation designs and markets semiconductors, focusing on graphics processing units (GPUs). The company's GPUs are used in gaming platforms, data centers, automobile infotainment, and autonomous driving systems. NVIDIA is headquartered in California. The stock rallied after reporting revenue and earnings that exceeded the consensus expectations for the quarters ending in April 2024 and July 2024, raising its revenue guidance, announcing a stock split, and increasing its dividend.

Notable Detractor to Performance - Glencore PLC - Glencore is a producer and marketer of metals, minerals, energy, and agricultural products. The company is based in Switzerland. Glencore’s operating results for calendar 2024 were modestly below expectations and the company reduced its 2025 production growth targets for copper and zinc. In addition, the expected returns of capital to shareholders for 2025 were also below the consensus forecasts.

How did the Fund perform since inception?

Total Return Based on $500,000 Investment

	GQG Partners Global Quality Equity Fund, Institutional Shares - $1061293	MSCI ACWI Index (Net) (USD) - $910662
Mar/19	$500000	$500000
Jul/19	$524000	$526112
Jul/20	$625222	$563985
Jul/21	$733573	$751120
Mar/22	$779234	$745184
Mar/23	$712863	$689759
Mar/24	$1042148	$849894
Mar/25	$1061293	$910662

Since its inception on March 29, 2019. The line graph represents historical performance of a hypothetical investment of $500,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-866-362-8333 or visit https://gqg.com/funds/us-mutual-funds/global-quality-equity-fund for current month-end performance.

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
GQG Partners Global Quality Equity Fund, Institutional Shares	1.84%	16.78%	13.34%
MSCI ACWI Index (Net) (USD)	7.15%	15.18%	10.26%

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,533,163,435	51	$21,323,335	184%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Russia	0.0%
United Arab Emirates	0.8%
Denmark	1.4%
Taiwan	1.5%
Germany	1.6%
Canada	2.3%
Italy	3.0%
United Kingdom	3.4%
Brazil	4.0%
France	4.2%
India	6.7%
United States	67.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Philip Morris International	6.4%
AT&T	5.5%
American Electric Power	3.7%
Progressive	3.6%
Verizon Communications	3.3%
Cigna Group	3.2%
American International Group	2.8%
Duke Energy	2.7%
Eli Lilly	2.7%
Microsoft	2.7%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-362-8333

  https://gqg.com/funds/us-mutual-funds/global-quality-equity-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-362-8333 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

GQG Partners Global Quality Equity Fund / Institutional Shares - GQRIX

Annual Shareholder Report: March 31, 2025

GQRIX-AR-2025

The Advisors' Inner Circle Fund III

GQG Partners Global Quality Equity Fund

R6 Shares - GQRRX

Annual Shareholder Report: March 31, 2025

This annual shareholder report contains important information about R6 Shares of the GQG Partners Global Quality Equity Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/global-quality-equity-fund. You can also request this information by contacting us at 1-866-362-8333.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners Global Quality Equity Fund, R6 Shares	$71	0.70%

How did the Fund perform in the last year?

On a sector basis, the largest detractors to relative performance were an overweight to Health Care, an underweight to Information Technology, and an overweight to Energy. The largest contributors to relative performance were stock selection in Information Technology, Consumer Staples, and Communication Services. On a country basis, the largest detractors to relative performance were an overweight to Denmark and Brazil, and stock selection in India. The largest contributors to relative performance were stock selection in the United States and Brazil, and an underweight to South Korea.

During the period, we increased exposure to the Consumer Staples sector and reduced exposure to Information Technology.

Notable Contributor to Performance - NVIDIA Corporation - NVIDIA Corporation designs and markets semiconductors, focusing on graphics processing units (GPUs). The company's GPUs are used in gaming platforms, data centers, automobile infotainment, and autonomous driving systems. NVIDIA is headquartered in California. The stock rallied after reporting revenue and earnings that exceeded the consensus expectations for the quarters ending in April 2024 and July 2024, raising its revenue guidance, announcing a stock split, and increasing its dividend.

Notable Detractor to Performance - Glencore PLC - Glencore is a producer and marketer of metals, minerals, energy, and agricultural products. The company is based in Switzerland. Glencore’s operating results for calendar 2024 were modestly below expectations and the company reduced its 2025 production growth targets for copper and zinc. In addition, the expected returns of capital to shareholders for 2025 were also below the consensus forecasts.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	GQG Partners Global Quality Equity Fund, R6 Shares - $21215	MSCI ACWI Index (Net) (USD) - $18213
Mar/19	$10000	$10000
Jul/19	$10480	$10522
Jul/20	$12504	$11280
Jul/21	$14661	$15022
Mar/22	$15575	$14904
Mar/23	$14257	$13795
Mar/24	$20833	$16998
Mar/25	$21215	$18213

Since its inception on March 29, 2019. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-866-362-8333 or visit https://gqg.com/funds/us-mutual-funds/global-quality-equity-fund for current month-end performance.

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
GQG Partners Global Quality Equity Fund, R6 Shares	1.84%	16.77%	13.33%
MSCI ACWI Index (Net) (USD)	7.15%	15.18%	10.26%

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,533,163,435	51	$21,323,335	184%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Russia	0.0%
United Arab Emirates	0.8%
Denmark	1.4%
Taiwan	1.5%
Germany	1.6%
Canada	2.3%
Italy	3.0%
United Kingdom	3.4%
Brazil	4.0%
France	4.2%
India	6.7%
United States	67.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Philip Morris International	6.4%
AT&T	5.5%
American Electric Power	3.7%
Progressive	3.6%
Verizon Communications	3.3%
Cigna Group	3.2%
American International Group	2.8%
Duke Energy	2.7%
Eli Lilly	2.7%
Microsoft	2.7%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-362-8333

  https://gqg.com/funds/us-mutual-funds/global-quality-equity-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-362-8333 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

GQG Partners Global Quality Equity Fund / R6 Shares - GQRRX

Annual Shareholder Report: March 31, 2025

GQRRX-AR-2025

The Advisors' Inner Circle Fund III

GQG Partners US Select Quality Equity Fund

Investor Shares - GQEPX

Annual Shareholder Report: March 31, 2025

This annual shareholder report contains important information about Investor Shares of the GQG Partners US Select Quality Equity Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/us-select-quality-equity-fund. You can also request this information by contacting us at 1-866-362-8333.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners US Select Quality Equity Fund, Investor Shares	$72	0.70%

How did the Fund perform in the last year?

On a sector basis, the largest detractors to relative performance were stock selection in Health Care, an overweight to Health Care, and stock selection in Financials. The largest contributors to relative performance were stock selection in Consumer Staples, Information Technology, and Communication Services.

During the period, we increased exposure to the Consumer Staples sector and reduced exposure to Information Technology.

Notable Contributor to Performance - Philip Morris International Inc. - Philip Morris International manufactures cigarettes, smoke-free products, associated electronic devices, and other nicotine-containing products in markets outside the United States. The company is based in New York. The stock increased after management raised its financial guidance for calendar 2024 as the company continued to demonstrate momentum in its smoke-free offerings.

Notable Detractor to Performance - Qualcomm Incorporated - Qualcomm develops integrated circuits and software for wireless voice and data communications, networking, multimedia, and global positioning products. The company is based in California. While revenue and EPS came in ahead of the consensus forecasts for the quarter ending in June 2024, Qualcomm’s forward guidance was modestly below expectations due to a slowing global smartphone market. As a result, the share price declined during the period.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	GQG Partners US Select Quality Equity Fund, Investor Shares - $25295	S&P 500 Index (TR) - $21568
Sep/18	$10000	$10000
Jul/19	$10720	$10458
Jul/20	$13466	$11708
Jul/21	$16641	$15975
Mar/22	$18249	$16625
Mar/23	$16317	$15340
Mar/24	$24247	$19924
Mar/25	$25295	$21568

Since its inception on September 28, 2018. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-866-362-8333 or visit https://gqg.com/funds/us-mutual-funds/us-select-quality-equity-fund for current month-end performance.

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
GQG Partners US Select Quality Equity Fund, Investor Shares	4.32%	19.26%	15.32%
S&P 500 Index (TR)	8.25%	18.59%	12.43%

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$4,368,939,563	32	$14,663,727	240%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Financials
19.5%
Communication Services
16.0%
Consumer Staples
13.0%
Energy
11.8%
Health Care
10.5%
Utilities
9.5%
Information Technology
5.2%
Industrials
3.5%
Consumer Discretionary
1.2%

Value	Value
Consumer Discretionary	1.2%
Industrials	3.5%
Information Technology	5.2%
Utilities	9.5%
Health Care	10.5%
Energy	11.8%
Consumer Staples	13.0%
Communication Services	16.0%
Financials	19.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Philip Morris International	6.4%
AT&T	6.4%
Progressive	4.9%
Verizon Communications	4.1%
Altria Group	4.1%
American International Group	3.8%
American Electric Power	3.8%
Microsoft	3.8%
Cigna Group	3.6%
Exxon Mobil	3.5%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-362-8333

  https://gqg.com/funds/us-mutual-funds/us-select-quality-equity-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-362-8333 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

GQG Partners US Select Quality Equity Fund / Investor Shares - GQEPX

Annual Shareholder Report: March 31, 2025

GQEPX-AR-2025

The Advisors' Inner Circle Fund III

GQG Partners US Select Quality Equity Fund

Institutional Shares - GQEIX

Annual Shareholder Report: March 31, 2025

This annual shareholder report contains important information about Institutional Shares of the GQG Partners US Select Quality Equity Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/us-select-quality-equity-fund. You can also request this information by contacting us at 1-866-362-8333.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners US Select Quality Equity Fund, Institutional Shares	$50	0.49%

How did the Fund perform in the last year?

On a sector basis, the largest detractors to relative performance were stock selection in Health Care, an overweight to Health Care, and stock selection in Financials. The largest contributors to relative performance were stock selection in Consumer Staples, Information Technology, and Communication Services.

During the period, we increased exposure to the Consumer Staples sector and reduced exposure to Information Technology.

Notable Contributor to Performance - Philip Morris International Inc. - Philip Morris International manufactures cigarettes, smoke-free products, associated electronic devices, and other nicotine-containing products in markets outside the United States. The company is based in New York. The stock increased after management raised its financial guidance for calendar 2024 as the company continued to demonstrate momentum in its smoke-free offerings.

Notable Detractor to Performance - Qualcomm Incorporated - Qualcomm develops integrated circuits and software for wireless voice and data communications, networking, multimedia, and global positioning products. The company is based in California. While revenue and EPS came in ahead of the consensus forecasts for the quarter ending in June 2024, Qualcomm’s forward guidance was modestly below expectations due to a slowing global smartphone market. As a result, the share price declined during the period.

How did the Fund perform since inception?

Total Return Based on $500,000 Investment

	GQG Partners US Select Quality Equity Fund, Institutional Shares - $1277410	S&P 500 Index (TR) - $1078401
Sep/18	$500000	$500000
Jul/19	$536630	$522891
Jul/20	$674626	$585416
Jul/21	$834457	$798772
Mar/22	$915600	$831250
Mar/23	$820375	$767007
Mar/24	$1221529	$996198
Mar/25	$1277410	$1078401

Since its inception on September 28, 2018. The line graph represents historical performance of a hypothetical investment of $500,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-866-362-8333 or visit https://gqg.com/funds/us-mutual-funds/us-select-quality-equity-fund for current month-end performance.

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
GQG Partners US Select Quality Equity Fund, Institutional Shares	4.57%	19.44%	15.50%
S&P 500 Index (TR)	8.25%	18.59%	12.43%

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$4,368,939,563	32	$14,663,727	240%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Consumer Discretionary	1.2%
Industrials	3.5%
Information Technology	5.2%
Utilities	9.5%
Health Care	10.5%
Energy	11.8%
Consumer Staples	13.0%
Communication Services	16.0%
Financials	19.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Philip Morris International	6.4%
AT&T	6.4%
Progressive	4.9%
Verizon Communications	4.1%
Altria Group	4.1%
American International Group	3.8%
American Electric Power	3.8%
Microsoft	3.8%
Cigna Group	3.6%
Exxon Mobil	3.5%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-362-8333

  https://gqg.com/funds/us-mutual-funds/us-select-quality-equity-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-362-8333 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

GQG Partners US Select Quality Equity Fund / Institutional Shares - GQEIX

Annual Shareholder Report: March 31, 2025

GQEIX-AR-2025

The Advisors' Inner Circle Fund III

GQG Partners US Select Quality Equity Fund

R6 Shares - GQERX

Annual Shareholder Report: March 31, 2025

This annual shareholder report contains important information about R6 Shares of the GQG Partners US Select Quality Equity Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/us-select-quality-equity-fund. You can also request this information by contacting us at 1-866-362-8333.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners US Select Quality Equity Fund, R6 Shares	$50	0.49%

How did the Fund perform in the last year?

On a sector basis, the largest detractors to relative performance were stock selection in Health Care, an overweight to Health Care, and stock selection in Financials. The largest contributors to relative performance were stock selection in Consumer Staples, Information Technology, and Communication Services.

During the period, we increased exposure to the Consumer Staples sector and reduced exposure to Information Technology.

Notable Contributor to Performance - Philip Morris International Inc. - Philip Morris International manufactures cigarettes, smoke-free products, associated electronic devices, and other nicotine-containing products in markets outside the United States. The company is based in New York. The stock increased after management raised its financial guidance for calendar 2024 as the company continued to demonstrate momentum in its smoke-free offerings.

Notable Detractor to Performance - Qualcomm Incorporated - Qualcomm develops integrated circuits and software for wireless voice and data communications, networking, multimedia, and global positioning products. The company is based in California. While revenue and EPS came in ahead of the consensus forecasts for the quarter ending in June 2024, Qualcomm’s forward guidance was modestly below expectations due to a slowing global smartphone market. As a result, the share price declined during the period.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	GQG Partners US Select Quality Equity Fund, R6 Shares - $25559	S&P 500 Index (TR) - $21568
Sep/18	$10000	$10000
Jul/19	$10743	$10458
Jul/20	$13493	$11708
Jul/21	$16699	$15975
Mar/22	$18322	$16625
Mar/23	$16418	$15340
Mar/24	$24441	$19924
Mar/25	$25559	$21568

Since its inception on September 28, 2018. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-866-362-8333 or visit https://gqg.com/funds/us-mutual-funds/us-select-quality-equity-fund for current month-end performance.

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
GQG Partners US Select Quality Equity Fund, R6 Shares	4.58%	19.45%	15.51%
S&P 500 Index (TR)	8.25%	18.59%	12.43%

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$4,368,939,563	32	$14,663,727	240%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Consumer Discretionary	1.2%
Industrials	3.5%
Information Technology	5.2%
Utilities	9.5%
Health Care	10.5%
Energy	11.8%
Consumer Staples	13.0%
Communication Services	16.0%
Financials	19.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Philip Morris International	6.4%
AT&T	6.4%
Progressive	4.9%
Verizon Communications	4.1%
Altria Group	4.1%
American International Group	3.8%
American Electric Power	3.8%
Microsoft	3.8%
Cigna Group	3.6%
Exxon Mobil	3.5%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-362-8333

  https://gqg.com/funds/us-mutual-funds/us-select-quality-equity-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-362-8333 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

GQG Partners US Select Quality Equity Fund / R6 Shares - GQERX

Annual Shareholder Report: March 31, 2025

GQERX-AR-2025

The Advisors' Inner Circle Fund III

GQG Partners Global Quality Value Fund

Investor Shares - GQFPX

Annual Shareholder Report: March 31, 2025

This annual shareholder report contains important information about Investor Shares of the GQG Partners Global Quality Value Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/global-quality-value-fund. You can also request this information by contacting us at 1-866-362-8333. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners Global Quality Value Fund, Investor Shares	$86	0.83%

How did the Fund perform in the last year?

On a sector basis, the largest detractors to relative performance were stock selection in Health Care, an underweight to Financials, and an overweight to Information Technology. The largest contributors to relative performance were stock selection in Consumer Staples, Communication Services, and Energy. On a country basis, the largest detractors to relative performance were stock selection in Denmark, an overweight to Brazil, and stock selection in India. The largest contributors to relative performance were stock selection in the United States, an overweight to Italy, and stock selection in Taiwan.

During the period, we increased exposure to the Consumer Staples sector and reduced exposure to Information Technology.

Notable Contributor to Performance - Philip Morris International Inc. - Philip Morris International manufactures cigarettes, smoke-free products, associated electronic devices, and other nicotine-containing products in markets outside the United States. The company is based in New York. The stock increased after management raised its financial guidance for calendar 2024 as the company continued to demonstrate momentum in its smoke-free offerings.

Notable Detractor to Performance - Novo Nordisk A/S - Novo Nordisk is a global pharmaceuticals company with a focus on diabetes and obesity. Novo is headquartered in Denmark. The shares declined as health officials in the US included the company’s GLP-1 drugs Ozempic and Wegovy on a list of 15 medications that will be subject to price negotiations expected to take effect in 2027. In addition, Novo reported disappointing trial results for its next generation weight loss drug CagriSema that were broadly in-line with Eli Lilly’s existing offering.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	GQG Partners Global Quality Value Fund, Investor Shares - $13873	MSCI ACWI Index (Net) (USD)* - $12208	MSCI ACWI Value (NR) (USD) - $12571	MSCI ACWI High Dividend Yield Index (Net) (USD) - $11933
Jun/21	$10000	$10000	$10000	$10000
Mar/22	$10569	$9989	$10381	$10260
Mar/23	$10410	$9246	$9810	$9774
Mar/24	$12858	$11393	$11576	$11024
Mar/25	$13873	$12208	$12571	$11933

Since its inception on June 30, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-866-362-8333 or visit https://gqg.com/funds/us-mutual-funds/global-quality-value-fund for current month-end performance.

*As of March 2025, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
GQG Partners Global Quality Value Fund, Investor Shares	7.89%	9.11%
MSCI ACWI Index (Net) (USD)*	7.15%	5.46%
MSCI ACWI Value (NR) (USD)	8.60%	6.29%
MSCI ACWI High Dividend Yield Index (Net) (USD)	8.25%	4.82%

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$126,662,542	52	$594,594	140%

What did the Fund invest in?

Country WeightingsFootnote Reference*

United States
39.8%
Italy
8.6%
United Kingdom
7.8%
India
6.6%
Brazil
6.5%
France
5.8%
Canada
4.7%
Spain
4.5%
Switzerland
3.0%
Germany
2.9%
United Arab Emirates
2.5%
Japan
2.1%
Other Countries
0.9%

Value	Value
Other Countries	0.9%
Japan	2.1%
United Arab Emirates	2.5%
Germany	2.9%
Switzerland	3.0%
Spain	4.5%
Canada	4.7%
France	5.8%
Brazil	6.5%
India	6.6%
United Kingdom	7.8%
Italy	8.6%
United States	39.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
AT&T	6.3%
Philip Morris International	6.3%
Verizon Communications	5.0%
Petroleo Brasileiro ADR	4.3%
Enbridge	3.3%
American Electric Power	3.1%
Altria Group	3.1%
International Business Machines	2.7%
Enel	2.6%
Progressive	2.5%

Material Fund Changes

This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's prospectus, at https://gqg.com/funds/us-mutual-funds/global-quality-value-fund/ or upon request at 1-866-362-8333.

  The Fund changed its name from GQG Partners Global Quality Dividend Income Fund to GQG Partners Global Quality Value Fund.

  The advisory fee was reduced.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-362-8333

  https://gqg.com/funds/us-mutual-funds/global-quality-value-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-362-8333 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

GQG Partners Global Quality Value Fund / Investor Shares - GQFPX

Annual Shareholder Report: March 31, 2025

GQFPX-AR-2025

The Advisors' Inner Circle Fund III

GQG Partners Global Quality Value Fund

Institutional Shares - GQFIX

Annual Shareholder Report: March 31, 2025

This annual shareholder report contains important information about Institutional Shares of the GQG Partners Global Quality Value Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/global-quality-value-fund. You can also request this information by contacting us at 1-866-362-8333. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners Global Quality Value Fund, Institutional Shares	$68	0.65%

How did the Fund perform in the last year?

On a sector basis, the largest detractors to relative performance were stock selection in Health Care, an underweight to Financials, and an overweight to Information Technology. The largest contributors to relative performance were stock selection in Consumer Staples, Communication Services, and Energy. On a country basis, the largest detractors to relative performance were stock selection in Denmark, an overweight to Brazil, and stock selection in India. The largest contributors to relative performance were stock selection in the United States, an overweight to Italy, and stock selection in Taiwan.

During the period, we increased exposure to the Consumer Staples sector and reduced exposure to Information Technology.

Notable Contributor to Performance - Philip Morris International Inc. - Philip Morris International manufactures cigarettes, smoke-free products, associated electronic devices, and other nicotine-containing products in markets outside the United States. The company is based in New York. The stock increased after management raised its financial guidance for calendar 2024 as the company continued to demonstrate momentum in its smoke-free offerings.

Notable Detractor to Performance - Novo Nordisk A/S - Novo Nordisk is a global pharmaceuticals company with a focus on diabetes and obesity. Novo is headquartered in Denmark. The shares declined as health officials in the US included the company’s GLP-1 drugs Ozempic and Wegovy on a list of 15 medications that will be subject to price negotiations expected to take effect in 2027. In addition, Novo reported disappointing trial results for its next generation weight loss drug CagriSema that were broadly in-line with Eli Lilly’s existing offering.

How did the Fund perform since inception?

Total Return Based on $500,000 Investment

	GQG Partners Global Quality Value Fund, Institutional Shares - $695710	MSCI ACWI Index (Net) (USD)* - $610380	MSCI ACWI Value (NR) (USD) - $628574	MSCI ACWI High Dividend Yield Index (Net) (USD) - $596672
Jun/21	$500000	$500000	$500000	$500000
Mar/22	$528476	$499467	$519045	$512977
Mar/23	$520766	$462317	$490483	$488675
Mar/24	$643560	$569649	$578811	$551204
Mar/25	$695710	$610380	$628574	$596672

Since its inception on June 30, 2021. The line graph represents historical performance of a hypothetical investment of $500,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-866-362-8333 or visit https://gqg.com/funds/us-mutual-funds/global-quality-value-fund for current month-end performance.

*As of March 2025, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
GQG Partners Global Quality Value Fund, Institutional Shares	8.10%	9.20%
MSCI ACWI Index (Net) (USD)*	7.15%	5.46%
MSCI ACWI Value (NR) (USD)	8.60%	6.29%
MSCI ACWI High Dividend Yield Index (Net) (USD)	8.25%	4.82%

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$126,662,542	52	$594,594	140%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	0.9%
Japan	2.1%
United Arab Emirates	2.5%
Germany	2.9%
Switzerland	3.0%
Spain	4.5%
Canada	4.7%
France	5.8%
Brazil	6.5%
India	6.6%
United Kingdom	7.8%
Italy	8.6%
United States	39.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
AT&T	6.3%
Philip Morris International	6.3%
Verizon Communications	5.0%
Petroleo Brasileiro ADR	4.3%
Enbridge	3.3%
American Electric Power	3.1%
Altria Group	3.1%
International Business Machines	2.7%
Enel	2.6%
Progressive	2.5%

Material Fund Changes

This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's prospectus, at https://gqg.com/funds/us-mutual-funds/global-quality-value-fund/ or upon request at 1-866-362-8333.

  The Fund changed its name from GQG Partners Global Quality Dividend Income Fund to GQG Partners Global Quality Value Fund.

  The advisory fee was reduced.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-362-8333

  https://gqg.com/funds/us-mutual-funds/global-quality-value-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-362-8333 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

GQG Partners Global Quality Value Fund / Institutional Shares - GQFIX

Annual Shareholder Report: March 31, 2025

GQFIX-AR-2025

The Advisors' Inner Circle Fund III

GQG Partners International Quality Value Fund

Investor Shares - GQJPX

Annual Shareholder Report: March 31, 2025

This annual shareholder report contains important information about Investor Shares of the GQG Partners International Quality Value Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/international-quality-value-fund. You can also request this information by contacting us at 1-866-362-8333. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners International Quality Value Fund, Investor Shares	$85	0.80%

How did the Fund perform in the last year?

On a sector basis, the largest contributors to relative performance were stock selection in Consumer Staples, Energy, and Financials. The largest detractors to relative performance during the period were stock selection in Health Care, an underweight to Financials, and an overweight to Energy. On a country basis, the largest contributors to relative performance were an overweight to the United States and stock selection in the United Kingdom and Germany. The largest detractors to relative performance were stock selection in Denmark, an overweight to Brazil, and an underweight to China.

During the period, we increased exposure to the Consumer Staples sector and reduced exposure to Information Technology.

Notable Contributor to Performance - Philip Morris International Inc. - Philip Morris International manufactures cigarettes, smoke-free products, associated electronic devices, and other nicotine-containing products in markets outside the United States. The company is based in New York. The stock increased after management raised its financial guidance for calendar 2024 as the company continued to demonstrate momentum in its smoke-free offerings.

Notable Detractor to Performance - Novo Nordisk A/S - Novo Nordisk is a global pharmaceuticals company with a focus on diabetes and obesity. Novo is headquartered in Denmark. The shares declined as health officials in the US included the company’s GLP-1 drugs Ozempic and Wegovy on a list of 15 medications that will be subject to price negotiations expected to take effect in 2027. In addition, Novo reported disappointing trial results for its next generation weight loss drug CagriSema that were broadly in-line with Eli Lilly’s existing offering.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	GQG Partners International Quality Value Fund, Investor Shares - $12782	MSCI ACWI ex USA Index (NR) (USD)* - $10653	MSCI ACWI ex USA Value Index (NR) (USD) - $12209	MSCI ACWI ex USA High Dividend Yield Index (Net) (USD) - $12835
Jun/21	$10000	$10000	$10000	$10000
Mar/22	$9755	$9340	$9902	$10253
Mar/23	$9146	$8867	$9506	$9946
Mar/24	$11353	$10042	$10964	$11256
Mar/25	$12782	$10653	$12209	$12835

Since its inception on June 30, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-866-362-8333 or visit https://gqg.com/funds/us-mutual-funds/international-quality-value-fund for current month-end performance.

*As of March 2025, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
GQG Partners International Quality Value Fund, Investor Shares	12.58%	6.76%
MSCI ACWI ex USA Index (NR) (USD)*	6.09%	1.70%
MSCI ACWI ex USA Value Index (NR) (USD)	11.35%	5.46%
MSCI ACWI ex USA High Dividend Yield Index (Net) (USD)	14.02%	6.88%

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$429,656,815	55	$1,582,317	88%

What did the Fund invest in?

Country WeightingsFootnote Reference*

United Kingdom
17.9%
India
10.0%
France
9.1%
Italy
8.6%
Brazil
8.1%
Germany
7.6%
United States
7.5%
Taiwan
4.8%
Switzerland
3.9%
Spain
3.8%
United Arab Emirates
3.5%
Canada
3.3%
Other Countries
6.9%

Value	Value
Other Countries	6.9%
Canada	3.3%
United Arab Emirates	3.5%
Spain	3.8%
Switzerland	3.9%
Taiwan	4.8%
United States	7.5%
Germany	7.6%
Brazil	8.1%
Italy	8.6%
France	9.1%
India	10.0%
United Kingdom	17.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Philip Morris International	7.2%
British American Tobacco	5.0%
Deutsche Telekom	4.1%
Taiwan Semiconductor Manufacturing ADR	3.4%
Enbridge	3.3%
Petroleo Brasileiro ADR	2.8%
BNP Paribas	2.7%
Tokio Marine Holdings	2.6%
TotalEnergies	2.5%
Adani Ports & Special Economic Zone	2.4%

Material Fund Changes

This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's prospectus, at https://gqg.com/funds/us-mutual-funds/international-quality-value-fund/ or upon request at 1-866-362-8333.

  The Fund changed its name from GQG Partners International Quality Dividend Income Fund to GQG Partners International Quality Value Fund.

  The advisory fee was reduced.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-362-8333

  https://gqg.com/funds/us-mutual-funds/international-quality-value-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-362-8333 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

GQG Partners International Quality Value Fund / Investor Shares - GQJPX

Annual Shareholder Report: March 31, 2025

GQJPX-AR-2025

The Advisors' Inner Circle Fund III

GQG Partners International Quality Value Fund

Institutional Shares - GQJIX

Annual Shareholder Report: March 31, 2025

This annual shareholder report contains important information about Institutional Shares of the GQG Partners International Quality Value Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/international-quality-value-fund. You can also request this information by contacting us at 1-866-362-8333. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners International Quality Value Fund, Institutional Shares	$68	0.64%

How did the Fund perform in the last year?

On a sector basis, the largest contributors to relative performance were stock selection in Consumer Staples, Energy, and Financials. The largest detractors to relative performance during the period were stock selection in Health Care, an underweight to Financials, and an overweight to Energy. On a country basis, the largest contributors to relative performance were an overweight to the United States and stock selection in the United Kingdom and Germany. The largest detractors to relative performance were stock selection in Denmark, an overweight to Brazil, and an underweight to China.

During the period, we increased exposure to the Consumer Staples sector and reduced exposure to Information Technology.

Notable Contributor to Performance - Philip Morris International Inc. - Philip Morris International manufactures cigarettes, smoke-free products, associated electronic devices, and other nicotine-containing products in markets outside the United States. The company is based in New York. The stock increased after management raised its financial guidance for calendar 2024 as the company continued to demonstrate momentum in its smoke-free offerings.

Notable Detractor to Performance - Novo Nordisk A/S - Novo Nordisk is a global pharmaceuticals company with a focus on diabetes and obesity. Novo is headquartered in Denmark. The shares declined as health officials in the US included the company’s GLP-1 drugs Ozempic and Wegovy on a list of 15 medications that will be subject to price negotiations expected to take effect in 2027. In addition, Novo reported disappointing trial results for its next generation weight loss drug CagriSema that were broadly in-line with Eli Lilly’s existing offering.

How did the Fund perform since inception?

Total Return Based on $500,000 Investment

	GQG Partners International Quality Value Fund, Institutional Shares - $641280	MSCI ACWI ex USA Index (NR) (USD)* - $532658	MSCI ACWI ex USA Value Index (NR) (USD) - $610457	MSCI ACWI ex USA High Dividend Yield Index (Net) (USD) - $641733
Jun/21	$500000	$500000	$500000	$500000
Mar/22	$487772	$467006	$495110	$512649
Mar/23	$457495	$443325	$475296	$497310
Mar/24	$568607	$502101	$548224	$562801
Mar/25	$641280	$532658	$610457	$641733

Since its inception on June 30, 2021. The line graph represents historical performance of a hypothetical investment of $500,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-866-362-8333 or visit https://gqg.com/funds/us-mutual-funds/international-quality-value-fund for current month-end performance.

*As of March 2025, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
GQG Partners International Quality Value Fund, Institutional Shares	12.78%	6.85%
MSCI ACWI ex USA Index (NR) (USD)*	6.09%	1.70%
MSCI ACWI ex USA Value Index (NR) (USD)	11.35%	5.46%
MSCI ACWI ex USA High Dividend Yield Index (Net) (USD)	14.02%	6.88%

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$429,656,815	55	$1,582,317	88%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	6.9%
Canada	3.3%
United Arab Emirates	3.5%
Spain	3.8%
Switzerland	3.9%
Taiwan	4.8%
United States	7.5%
Germany	7.6%
Brazil	8.1%
Italy	8.6%
France	9.1%
India	10.0%
United Kingdom	17.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Philip Morris International	7.2%
British American Tobacco	5.0%
Deutsche Telekom	4.1%
Taiwan Semiconductor Manufacturing ADR	3.4%
Enbridge	3.3%
Petroleo Brasileiro ADR	2.8%
BNP Paribas	2.7%
Tokio Marine Holdings	2.6%
TotalEnergies	2.5%
Adani Ports & Special Economic Zone	2.4%

Material Fund Changes

This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's prospectus, at https://gqg.com/funds/us-mutual-funds/international-quality-value-fund/ or upon request at 1-866-362-8333.

  The Fund changed its name from GQG Partners International Quality Dividend Income Fund to GQG Partners International Quality Value Fund.

  The advisory fee was reduced.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-362-8333

  https://gqg.com/funds/us-mutual-funds/international-quality-value-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-362-8333 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

GQG Partners International Quality Value Fund / Institutional Shares - GQJIX

Annual Shareholder Report: March 31, 2025

GQJIX-AR-2025

The Advisors' Inner Circle Fund III

GQG Partners US Quality Value Fund

Investor Shares - GQHPX

Annual Shareholder Report: March 31, 2025

This annual shareholder report contains important information about Investor Shares of the GQG Partners US Quality Value Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/us-quality-value-fund. You can also request this information by contacting us at 1-866-362-8333. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners US Quality Value Fund, Investor Shares	$68	0.64%

How did the Fund perform in the last year?

On a sector basis, the largest contributors to relative performance were stock selection in Consumer Staples, Energy, and Financials. The largest detractors to relative performance were overweight to Information Technology, an underweight to Financials, and an overweight to Health Care.

During the period, we increased exposure to the Utilities sector and reduced exposure to Information Technology.

Notable Contributor to Performance - Philip Morris International Inc. - Philip Morris International manufactures cigarettes, smoke-free products, associated electronic devices, and other nicotine-containing products in markets outside the United States. The company is based in New York. The stock increased after management raised its financial guidance for calendar 2024 as the company continued to demonstrate momentum in its smoke-free offerings.

Notable Detractor to Performance - Qualcomm Incorporated - Qualcomm develops integrated circuits and software for wireless voice and data communications, networking, multimedia, and global positioning products. The company is based in California. While revenue and EPS came in ahead of the consensus forecasts for the quarter ending in June 2024, Qualcomm’s forward guidance was modestly below expectations due to a slowing global smartphone market. As a result, the share price declined during the period.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	GQG Partners US Quality Value Fund, Investor Shares - $15056	S&P 500 Index (TR)* - $13821	MSCI USA Value (NR) (USD) - $12810	MSCI USA High Dividend Yield Index (Net) (USD) - $12622	Russell 1000 Index (USD) - $13387
Jun/21	$10000	$10000	$10000	$10000	$10000
Mar/22	$11857	$10654	$10717	$10645	$10436
Mar/23	$11583	$9830	$10010	$10233	$9560
Mar/24	$13470	$12768	$11957	$11798	$12416
Mar/25	$15056	$13821	$12810	$12622	$13387

Since its inception on June 30, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-866-362-8333 or visit https://gqg.com/funds/us-mutual-funds/us-quality-value-fund for current month-end performance.

*As of March 2025, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
GQG Partners US Quality Value Fund, Investor Shares	11.78%	11.52%
S&P 500 Index (TR)*	8.25%	9.01%
MSCI USA Value (NR) (USD)	7.14%	6.82%
MSCI USA High Dividend Yield Index (Net) (USD)	6.98%	6.40%
Russell 1000 Index (USD)	7.82%	8.08%

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$210,161,885	31	$681,119	146%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Consumer Staples
18.4%
Energy
17.9%
Financials
17.6%
Utilities
17.6%
Communication Services
12.8%
Health Care
10.7%
Information Technology
2.9%

Value	Value
Information Technology	2.9%
Health Care	10.7%
Communication Services	12.8%
Utilities	17.6%
Financials	17.6%
Energy	17.9%
Consumer Staples	18.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Philip Morris International	8.0%
AT&T	6.9%
Verizon Communications	5.9%
HSBC Holdings ADR	4.5%
CME Group, Cl A	4.1%
American Electric Power	4.0%
Enbridge	4.0%
Altria Group	4.0%
ONEOK	3.8%
Cigna Group	3.3%

Material Fund Changes

This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's prospectus, at https://gqg.com/funds/us-mutual-funds/us-quality-value-fund/ or upon request at 1-866-362-8333.

  The Fund changed its name from GQG Partners US Quality Dividend Income Fund to GQG Partners US Quality Value Fund.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-362-8333

  https://gqg.com/funds/us-mutual-funds/us-quality-value-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-362-8333 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

GQG Partners US Quality Value Fund / Investor Shares - GQHPX

Annual Shareholder Report: March 31, 2025

GQHPX-AR-2025

The Advisors' Inner Circle Fund III

GQG Partners US Quality Value Fund

Institutional Shares - GQHIX

Annual Shareholder Report: March 31, 2025

This annual shareholder report contains important information about Institutional Shares of the GQG Partners US Quality Value Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/us-quality-value-fund. You can also request this information by contacting us at 1-866-362-8333. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners US Quality Value Fund, Institutional Shares	$52	0.49%

How did the Fund perform in the last year?

On a sector basis, the largest contributors to relative performance were stock selection in Consumer Staples, Energy, and Financials. The largest detractors to relative performance were overweight to Information Technology, an underweight to Financials, and an overweight to Health Care.

During the period, we increased exposure to the Utilities sector and reduced exposure to Information Technology.

Notable Contributor to Performance - Philip Morris International Inc. - Philip Morris International manufactures cigarettes, smoke-free products, associated electronic devices, and other nicotine-containing products in markets outside the United States. The company is based in New York. The stock increased after management raised its financial guidance for calendar 2024 as the company continued to demonstrate momentum in its smoke-free offerings.

Notable Detractor to Performance - Qualcomm Incorporated - Qualcomm develops integrated circuits and software for wireless voice and data communications, networking, multimedia, and global positioning products. The company is based in California. While revenue and EPS came in ahead of the consensus forecasts for the quarter ending in June 2024, Qualcomm’s forward guidance was modestly below expectations due to a slowing global smartphone market. As a result, the share price declined during the period.

How did the Fund perform since inception?

Total Return Based on $500,000 Investment

	GQG Partners US Quality Value Fund, Institutional Shares - $755253	S&P 500 Index (TR)* - $691072	MSCI USA Value (NR) (USD) - $640523	MSCI USA High Dividend Yield Index (Net) (USD) - $631078	Russell 1000 Index (USD) - $669330
Jun/21	$500000	$500000	$500000	$500000	$500000
Mar/22	$592832	$532690	$535840	$532235	$521806
Mar/23	$579384	$491522	$500502	$511668	$478009
Mar/24	$674928	$638394	$597829	$589894	$620780
Mar/25	$755253	$691072	$640523	$631078	$669330

Since its inception on June 30, 2021. The line graph represents historical performance of a hypothetical investment of $500,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-866-362-8333 or visit https://gqg.com/funds/us-mutual-funds/us-quality-value-fund for current month-end performance.

*As of March 2025, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
GQG Partners US Quality Value Fund, Institutional Shares	11.90%	11.61%
S&P 500 Index (TR)*	8.25%	9.01%
MSCI USA Value (NR) (USD)	7.14%	6.82%
MSCI USA High Dividend Yield Index (Net) (USD)	6.98%	6.40%
Russell 1000 Index (USD)	7.82%	8.08%

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$210,161,885	31	$681,119	146%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Information Technology	2.9%
Health Care	10.7%
Communication Services	12.8%
Utilities	17.6%
Financials	17.6%
Energy	17.9%
Consumer Staples	18.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Philip Morris International	8.0%
AT&T	6.9%
Verizon Communications	5.9%
HSBC Holdings ADR	4.5%
CME Group, Cl A	4.1%
American Electric Power	4.0%
Enbridge	4.0%
Altria Group	4.0%
ONEOK	3.8%
Cigna Group	3.3%

Material Fund Changes

This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's prospectus, at https://gqg.com/funds/us-mutual-funds/us-quality-value-fund/ or upon request at 1-866-362-8333.

  The Fund changed its name from GQG Partners US Quality Dividend Income Fund to GQG Partners US Quality Value Fund.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-362-8333

  https://gqg.com/funds/us-mutual-funds/us-quality-value-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-362-8333 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

GQG Partners US Quality Value Fund / Institutional Shares - GQHIX

Annual Shareholder Report: March 31, 2025

GQHIX-AR-2025

(b)	Not applicable.

Item 2. Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The Registrant’s audit committee financial experts are Thomas P. Lemke and Jay Nadel, and each of Mr. Lemke and Mr. Nadel is “independent” as that term is defined in Form N-CSR Item 3 (a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust.

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE March 31, 2025			FYE March 31, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$802,666	$0	$0	$743,520	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$0	$0	$559,700(2)	$0	$0	$83,779(2)
(d)	All Other Fees	$0	$0	$10,530(4)	$0	$0	$10,045(4)

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)	Tax return preparation fees for affiliates of the Funds.

(3)	Fees in connection with international withholding tax analysis.

(4)	Non-audit assurance engagements for service affiliates of the Funds.

(e)(1)	The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1)	require specific pre-approval;

(2)	are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

(3)	have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2)	Percentage of fees billed applicable to non-audit services pursuant to (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, waiver of pre-approval requirement were as follows (PwC):

	FYE March 31, 2025	FYE March 31, 2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	Not applicable.

(g)	The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years ended March 31st were $180,000 and $93,824 respectively.

(h)	During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)	Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR § 240.3b-4e.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a)	The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

The Advisors’ Inner Circle Fund III

GQG Partners Emerging Markets Equity Fund

GQG Partners Global Quality Equity Fund

GQG Partners US Select Quality Equity Fund

GQG Partners Global Quality Value Fund

GQG Partners International Quality Value Fund

GQG Partners US Quality Value Fund

ANNUAL FINANCIALS AND OTHER INFORMATION

MARCH 31, 2025

Investment Adviser:

GQG Partners LLC

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS FUNDS

MARCH 31, 2025

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	24
Statements of Operations	28
Statements of Changes in Net Assets	30
Financial Highlights	36
Notes to Financial Statements	51
Report of Independent Registered Public Accounting Firm	77
Notice to Shareholders (Unaudited)	79
Other Information (Form N-CSR Items 8-11) (Unaudited)	81

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS

EMERGING MARKETS EQUITY FUND

MARCH 31, 2025

SCHEDULE OF INVESTMENTS
COMMON STOCK — 90.7%
	Shares	Value
BRAZIL — 12.3%
Banco BTG Pactual	62,562,348	$370,066,668
Banco do Brasil	63,080,828	310,797,791
Centrais Eletricas Brasileiras	37,038,949	263,388,369
Cia Paranaense de Energia - Copel	24,712,700	40,730,123
Embraer ADR *	3,355,331	155,016,292
MercadoLibre *	257,776	502,887,465
Petroleo Brasileiro ADR	58,099,050	833,140,377
Vale ADR, Cl B	20,489,053	204,480,749
		2,680,507,834

CHINA — 12.8%
China Construction Bank, Cl H	206,842,000	183,323,137
China Hongqiao Group	11,498,000	23,788,631
China Merchants Bank, Cl A	17,298,457	103,323,660
China Shenhua Energy, Cl H	65,185,302	264,479,558
JD.com, Cl A	7,909,650	162,737,738
JD.com ADR	706,536	29,052,760
Meituan, Cl B *	12,184,500	245,218,471
Midea Group, Cl A	26,012,181	281,691,854
PetroChina, Cl H	434,364,202	352,216,314
PICC Property & Casualty, Cl H	70,192,000	129,994,451
Tencent Holdings	5,669,700	362,324,439
Xiaomi, Cl B *	100,896,000	638,537,045
		2,776,688,058

FRANCE — 3.0%
TotalEnergies	10,306,150	663,383,680

GREECE — 0.1%
National Bank of Greece	2,965,483	30,448,288

HUNGARY — 0.3%
OTP Bank Nyrt	877,499	58,939,513

INDIA — 34.1%
Adani Energy Solutions *	27,634,111	279,270,854
Adani Enterprises	19,800,366	533,982,306
Adani Green Energy *	30,446,694	334,988,325
Adani Ports & Special Economic Zone	32,381,349	445,873,347

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS

EMERGING MARKETS EQUITY FUND

MARCH 31, 2025

COMMON STOCK — continued
	Shares	Value
INDIA (continued)
Adani Power *	69,053,118	$408,120,844
Ambuja Cements	35,071,005	219,774,302
Bharti Airtel	26,297,233	531,632,381
GMR Airports Infrastructure *	185,432,790	163,155,145
HDFC Bank ADR	5,392,970	358,308,927
ICICI Bank	34,369,071	540,213,796
IDFC First Bank *	117,353,334	75,083,326
ITC	245,640,824	1,173,721,602
ITC Hotels *	38,217,646	88,313,402
JSW Energy	31,266,481	195,982,393
JSW Steel	17,786,431	219,369,356
Macrotech Developers	11,101,380	154,886,385
MakeMyTrip *	910,915	89,260,561
NTPC	64,764,613	269,261,908
Patanjali Foods	14,100,212	297,023,039
Power Finance	31,173,787	149,995,192
State Bank of India	48,538,690	436,397,185
Sun Pharmaceutical Industries	21,493,205	435,554,170
Vodafone Idea *	385,684,494	30,508,908
		7,430,677,654

INDONESIA — 4.8%
Bank Central Asia	960,846,630	490,906,599
Bank Mandiri Persero	1,772,589,774	550,278,205
		1,041,184,804

KAZAKHSTAN — 0.4%
Kaspi.KZ JSC ADR	1,027,119	95,367,999
Solidcore Resources PLC * (A)	939,651	111
		95,368,110

RUSSIA — 0.0%
Gazprom PJSC * (A)	30,141,513	3,557
GMK Norilskiy Nickel PAO * (A)	1,555,600	184
LUKOIL PJSC (A)	2,087,971	246
Polyus PJSC * (A)	426,420	50
Rosneft Oil PJSC (A)	23,574,787	2,782
Severstal PAO (A)	772,406	91
		6,910

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS

EMERGING MARKETS EQUITY FUND

MARCH 31, 2025

COMMON STOCK — continued
	Shares	Value
SAUDI ARABIA — 2.4%
Al Rajhi Bank	7,316,090	$198,597,355
Bupa Arabia for Cooperative Insurance	1,916,424	90,224,328
Co for Cooperative Insurance	1,264,477	48,128,135
Saudi Arabian Oil	25,767,003	183,558,281
		520,508,099

SINGAPORE — 2.7%
DBS Group Holdings	9,700,323	332,985,667
Singapore Telecommunications	97,409,032	246,962,661
		579,948,328

TAIWAN — 7.7%
Taiwan Semiconductor Manufacturing	34,444,282	970,053,988
Taiwan Semiconductor Manufacturing ADR	4,312,088	715,806,608
		1,685,860,596

UNITED ARAB EMIRATES — 5.9%
Adnoc Gas PLC	228,617,334	198,732,544
ADNOC Logistics & Services	8,654,612	11,608,278
Aldar Properties PJSC	51,138,351	116,781,474
Alpha Dhabi Holding PJSC	95,377,433	279,212,453
First Abu Dhabi Bank PJSC	44,931,072	168,821,367
International Holding PJSC *	4,661,077	508,866,440
		1,284,022,556

UNITED KINGDOM — 1.4%
HSBC Holdings	26,939,842	305,168,003

UNITED STATES — 2.8%
Consumer Discretionary — 0.5%
Coupang, Cl A *	4,262,149	93,468,928

Consumer Staples — 2.3%
Philip Morris International	3,191,295	506,554,255

TOTAL UNITED STATES		600,023,183
Total Common Stock
(Cost $17,232,329,449)		19,752,735,616

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS

EMERGING MARKETS EQUITY FUND

MARCH 31, 2025

PREFERRED STOCK — 4.8%
	Shares	Value
BRAZIL — 4.8%
Itau Unibanco Holding (B)	95,147,972	$521,950,410
Petroleo Brasileiro (B)	79,414,109	516,195,521
Total Preferred Stock
(Cost $925,244,572)		1,038,145,931

Total Investments— 95.5%
(Cost $18,157,574,021)		$20,790,881,547

Percentages are based on Net Assets of $21,776,341,497.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no rate available.

ADR — American Depositary Receipt
Cl — Class
JSC — Joint Stock Company
PJSC — Public Joint Stock Company
PLC — Public Limited Company

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS

EMERGING MARKETS EQUITY FUND

MARCH 31, 2025

The following is a summary of the level of inputs used as of March 31, 2025, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3†	Total
Common Stock
Brazil	$2,680,507,834	$—	$—	$2,680,507,834
China	29,052,760	2,747,635,298	—	2,776,688,058
France	—	663,383,680	—	663,383,680
Greece	—	30,448,288	—	30,448,288
Hungary	—	58,939,513	—	58,939,513
India	535,882,890	6,894,794,764	—	7,430,677,654
Indonesia	—	1,041,184,804	—	1,041,184,804
Kazakhstan	95,367,999	—	111	95,368,110
Russia	—	—	6,910	6,910
Saudi Arabia	90,224,328	430,283,771	—	520,508,099
Singapore	—	579,948,328	—	579,948,328
Taiwan	715,806,608	970,053,988	—	1,685,860,596
United Arab Emirates	508,866,440	775,156,116	—	1,284,022,556
United Kingdom	—	305,168,003	—	305,168,003
United States	600,023,183	—	—	600,023,183
Total Common Stock	5,255,732,042	14,496,996,553	7,021	19,752,735,616
Preferred Stock
Brazil	1,038,145,931	—	—	1,038,145,931
Total Investments in Securities	$6,293,877,973	$14,496,996,553	$7,021	$20,790,881,547

† A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS

GLOBAL QUALITY EQUITY FUND

MARCH 31, 2025

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.6%
	Shares	Value
BRAZIL — 2.1%
Itau Unibanco Holding ADR	7,105,320	$39,079,261
Petroleo Brasileiro ADR	2,542,537	36,459,981
		75,539,242

CANADA — 2.3%
Enbridge	1,802,379	79,759,262

DENMARK — 1.4%
Novo Nordisk, Cl B	744,500	50,855,708

FRANCE — 4.2%
BNP Paribas	736,020	61,453,801
TotalEnergies	1,362,689	87,713,224
		149,167,025

GERMANY — 1.6%
Allianz	9,990	3,819,401
SAP	197,010	52,735,320
		56,554,721

INDIA — 6.7%
Adani Enterprises	1,468,513	39,603,306
Adani Green Energy *	2,229,350	24,528,319
Adani Power *	7,969,098	47,099,322
HDFC Bank ADR	390,104	25,918,510
ICICI Bank	250,993	3,945,113
ICICI Bank ADR	2,975,172	93,777,421
		234,871,991

ITALY — 3.0%
Enel	5,992,726	48,565,628
UniCredit	999,428	56,043,246
		104,608,874

RUSSIA — 0.0%
LUKOIL PJSC (A)	57,094	7

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS

GLOBAL QUALITY EQUITY FUND

MARCH 31, 2025

COMMON STOCK — continued
	Shares	Value
TAIWAN — 1.5%
Taiwan Semiconductor Manufacturing ADR	316,239	$52,495,674

UNITED ARAB EMIRATES — 0.8%
International Holding PJSC *	261,002	28,494,521

UNITED KINGDOM — 3.4%
AstraZeneca	308,537	45,272,190
Rolls-Royce Holdings *	1,687,426	16,388,088
Shell PLC	1,572,963	57,503,680
		119,163,958

UNITED STATES — 67.6%
Communication Services — 13.6%
Alphabet, Cl C	164,048	25,629,219
AT&T	6,876,957	194,480,344
Meta Platforms, Cl A	130,498	75,213,827
Netflix *	74,765	69,720,606
Verizon Communications	2,551,636	115,742,209
		480,786,205
Consumer Discretionary — 1.0%
Amazon.com *	180,122	34,270,012

Consumer Staples — 12.0%
Altria Group	1,503,804	90,258,316
Colgate-Palmolive	387,369	36,296,475
Philip Morris International	1,434,775	227,741,836
Procter & Gamble	410,220	69,909,692
		424,206,319
Energy — 5.2%
Chevron	398,397	66,647,834
Exxon Mobil	617,371	73,423,933
Targa Resources	213,854	42,871,312
		182,943,079
Financials — 12.0%
Allstate	298,024	61,711,830

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS

GLOBAL QUALITY EQUITY FUND

MARCH 31, 2025

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Financials (continued)
American International Group	1,133,062	$98,508,410
Chubb	235,011	70,970,972
Progressive	455,523	128,917,564
Visa, Cl A	181,135	63,480,572
		423,589,348
Health Care — 8.4%
Becton Dickinson	192,330	44,055,110
Bristol-Myers Squibb	739,533	45,104,118
Cigna Group	345,916	113,806,364
Eli Lilly	115,861	95,690,758
		298,656,350
Industrials — 2.4%
General Electric	424,038	84,871,206

Information Technology — 4.6%
International Business Machines	278,388	69,223,960
Microsoft	252,093	94,633,191
		163,857,151
Utilities — 8.4%
American Electric Power	1,192,715	130,327,968
Duke Energy	793,369	96,767,217
NextEra Energy	976,441	69,219,902
		296,315,087

TOTAL UNITED STATES		2,389,494,757
Total Common Stock
(Cost $2,864,331,643)		3,341,005,740

PREFERRED STOCK — 1.9%
	Shares	Value
BRAZIL — 1.9%
Petroleo Brasileiro (B)
Cost (62,114,999)	10,656,033	$69,264,726

Total Investments— 96.5%
(Cost $2,926,446,642)		$3,410,270,466

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS

GLOBAL QUALITY EQUITY FUND

MARCH 31, 2025

Percentages are based on Net Assets of $3,533,163,435.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no rate available.

ADR — American Depositary Receipt
Cl — Class
PJSC — Public Joint Stock Company
PLC — Public Limited Company

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS

GLOBAL QUALITY EQUITY FUND

MARCH 31, 2025

The following is a summary of the level of inputs used as of March 31, 2025, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3†	Total
Common Stock
Brazil	$75,539,242	$—	$—	$75,539,242
Canada	79,759,262	—	—	79,759,262
Denmark	—	50,855,708	—	50,855,708
France	—	149,167,025	—	149,167,025
Germany	—	56,554,721	—	56,554,721
India	119,695,931	115,176,060	—	234,871,991
Italy	—	104,608,874	—	104,608,874
Russia	—	—	7	7
Taiwan	52,495,674	—	—	52,495,674
United Arab Emirates	28,494,521	—	—	28,494,521
United Kingdom	—	119,163,958	—	119,163,958
United States	2,389,494,757	—	—	2,389,494,757
Total Common Stock	2,745,479,387	595,526,346	7	3,341,005,740
Preferred Stock
Brazil	69,264,726	—	—	69,264,726
Total Investments in Securities	$2,814,744,113	$595,526,346	$7	$3,410,270,466

† A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS

US SELECT QUALITY EQUITY FUND

MARCH 31, 2025

SCHEDULE OF INVESTMENTS
COMMON STOCK — 90.2%
	Shares	Value
UNITED KINGDOM — 1.5%
Shell ADR	867,016	$63,534,933

UNITED STATES — 88.7%
Communication Services — 16.0%
AT&T	9,868,606	279,084,178
Meta Platforms, Cl A	221,055	127,407,260
Netflix *	120,995	112,831,467
Verizon Communications	3,954,522	179,377,118
		698,700,023
Consumer Discretionary — 1.2%
Amazon.com *	278,385	52,965,530

Consumer Staples — 13.0%
Altria Group	2,986,249	179,234,665
Coca-Cola	1,486,833	106,486,980
Philip Morris International	1,771,840	281,244,163
		566,965,808
Energy — 10.3%
Chevron	901,290	150,776,804
Exxon Mobil	1,276,079	151,764,075
ONEOK	549,807	54,551,851
Targa Resources	478,302	95,885,202
		452,977,932
Financials — 19.5%
Allstate	506,029	104,783,425
American International Group	1,905,476	165,662,083
Cincinnati Financial	590,866	87,282,726
CME Group, Cl A	330,984	87,806,745
Fiserv *	390,840	86,309,197
Progressive	748,797	211,917,039
Visa, Cl A	308,719	108,193,661
		851,954,876
Health Care — 10.5%
Becton Dickinson	375,799	86,080,519
Bristol-Myers Squibb	1,410,802	86,044,814
Cigna Group	483,908	159,205,732

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS

US SELECT QUALITY EQUITY FUND

MARCH 31, 2025

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Health Care (continued)
Eli Lilly	155,622	$128,529,766
		459,860,831
Industrials — 3.5%
General Electric	758,184	151,750,527

Information Technology — 5.2%
International Business Machines	248,329	61,749,489
Microsoft	437,825	164,355,127
		226,104,616
Utilities — 9.5%
American Electric Power	1,509,584	164,952,243
CenterPoint Energy	662,216	23,992,086
Duke Energy	878,344	107,131,618
Exelon	510,098	23,505,316
NextEra Energy	1,337,352	94,804,883
		414,386,146

TOTAL UNITED STATES		3,875,666,289
Total Common Stock
(Cost $3,365,229,221)		3,939,201,222

Total Investments— 90.2%
(Cost $3,365,229,221)		$3,939,201,222

Percentages are based on Net Assets of $4,368,939,563.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

As of March 31, 2025, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS

GLOBAL QUALITY VALUE FUND

MARCH 31, 2025

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.7%
	Shares	Value
BRAZIL — 6.5%
Itau Unibanco Holding ADR	491,535	$2,703,442
Petroleo Brasileiro ADR	382,838	5,489,897
		8,193,339

CANADA — 4.7%
Enbridge	93,733	4,147,893
Manulife Financial, Cl Common Subs. Receipt	58,199	1,813,196
		5,961,089

FRANCE — 5.8%
BNP Paribas	28,376	2,369,247
Cie de Saint-Gobain	2,526	251,377
Sanofi	14,585	1,613,244
TotalEnergies	49,084	3,159,427
		7,393,295

GERMANY — 2.9%
Allianz	5,555	2,123,801
Deutsche Bank	67,524	1,607,951
		3,731,752

INDIA — 6.6%
Adani Ports & Special Economic Zone	103,154	1,420,374
ITC	558,521	2,668,726
NTPC	509,117	2,116,678
State Bank of India	240,573	2,162,922
		8,368,700

INDONESIA — 0.9%
Bank Mandiri Persero	3,477,300	1,079,484

ITALY — 8.6%
Enel	399,074	3,234,134
Eni	54,432	841,022
Eni ADR	62,590	1,935,909
Generali	31,566	1,107,762
Intesa Sanpaolo	275,332	1,417,534
UniCredit	42,737	2,396,491
		10,932,852

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS

GLOBAL QUALITY VALUE FUND

MARCH 31, 2025

COMMON STOCK — continued
	Shares	Value
JAPAN — 2.1%
Tokio Marine Holdings	67,700	$2,641,647

RUSSIA — 0.0%
Gazprom PJSC * (A)	177,982	21
GMK Norilskiy Nickel PAO * (A)	151,100	18
Polyus PJSC * (A)	1,565	—
Rosneft Oil PJSC (A)	134,799	16
		55

SPAIN — 4.5%
CaixaBank	362,330	2,819,598
Iberdrola	180,247	2,907,697
		5,727,295

SWITZERLAND — 3.0%
Novartis	22,975	2,551,684
Swiss Re	6,942	1,181,315
		3,732,999

UNITED ARAB EMIRATES — 2.5%
Adnoc Gas	1,450,999	1,261,325
First Abu Dhabi Bank PJSC	505,511	1,899,377
		3,160,702

UNITED KINGDOM — 7.8%
AstraZeneca ADR	24,991	1,836,839
British American Tobacco	52,150	2,137,774
HSBC Holdings	215,953	2,446,263
Imperial Brands	18,335	677,907
Shell PLC	7,061	258,133
Unilever	42,928	2,559,417
		9,916,333

UNITED STATES — 39.8%
Communication Services — 11.3%
AT&T	282,489	7,988,789
Verizon Communications	139,684	6,336,066
		14,324,855
Consumer Staples — 9.4%
Altria Group	65,439	3,927,649

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS

GLOBAL QUALITY VALUE FUND

MARCH 31, 2025

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Consumer Staples (continued)
Philip Morris International	50,109	$7,953,801
		11,881,450
Energy — 4.9%
Chevron	12,111	2,026,049
Exxon Mobil	15,622	1,857,925
ONEOK	18,302	1,815,925
Valero Energy	3,791	500,677
		6,200,576
Financials — 2.5%
Progressive	11,387	3,222,635

Health Care — 4.0%
Bristol-Myers Squibb	40,921	2,495,772
Cigna Group	7,708	2,535,932
		5,031,704
Information Technology — 2.7%
International Business Machines	13,646	3,393,214

Utilities — 5.0%
American Electric Power	36,195	3,955,028
NextEra Energy	32,937	2,334,904
		6,289,932

TOTAL UNITED STATES		50,344,366
Total Common Stock
(Cost $105,766,380)		121,183,908

Total Investments— 95.7%
(Cost $105,766,380)		$121,183,908

Percentages are based on Net Assets of $126,662,542.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt
Cl — Class
PJSC — Public Joint Stock Company
PLC — Public Limited Company

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS

GLOBAL QUALITY VALUE FUND

MARCH 31, 2025

The following is a summary of the level of inputs used as of March 31, 2025, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3†	Total
Common Stock
Brazil	$8,193,339	$—	$—	$8,193,339
Canada	5,961,089	—	—	5,961,089
France	—	7,393,295	—	7,393,295
Germany	—	3,731,752	—	3,731,752
India	—	8,368,700	—	8,368,700
Indonesia	—	1,079,484	—	1,079,484
Italy	1,935,909	8,996,943	—	10,932,852
Japan	—	2,641,647	—	2,641,647
Russia	—	—	55	55
Spain	—	5,727,295	—	5,727,295
Switzerland	—	3,732,999	—	3,732,999
United Arab Emirates	—	3,160,702	—	3,160,702
United Kingdom	1,836,839	8,079,494	—	9,916,333
United States	50,344,366	—	—	50,344,366
Total Common Stock	68,271,542	52,912,311	55	121,183,908
Total Investments in Securities	$68,271,542	$52,912,311	$55	$121,183,908

† A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS

INTERNATIONAL QUALITY VALUE FUND

MARCH 31, 2025

SCHEDULE OF INVESTMENTS
COMMON STOCK — 93.8%
	Shares	Value
AUSTRALIA — 1.4%
Glencore PLC	1,641,233	$6,002,506

BRAZIL — 6.9%
Banco do Brasil	756,800	3,728,736
Itau Unibanco Holding ADR	1,001,399	5,507,696
Petroleo Brasileiro ADR	830,268	11,906,043
Vale ADR, Cl B	849,058	8,473,599
		29,616,074

CANADA — 3.3%
Enbridge	317,616	14,055,211

FRANCE — 9.1%
BNP Paribas	139,022	11,607,606
Cie de Saint-Gobain	15,043	1,497,019
Credit Agricole	199,320	3,625,356
Sanofi	64,391	7,122,275
TotalEnergies	164,038	10,558,757
Vinci	36,310	4,572,610
		38,983,623

GERMANY — 7.6%
Allianz	21,872	8,362,156
Deutsche Bank	87,826	2,091,404
Deutsche Telekom	474,854	17,513,853
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	7,190	4,537,475
		32,504,888

GREECE — 0.2%
OPAP	52,937	1,050,575

INDIA — 10.0%
Adani Ports & Special Economic Zone	758,107	10,438,716
Coal India	1,000,957	4,640,567
ITC	1,667,382	7,967,089
NTPC	1,870,791	7,777,901
Power Finance	970,690	4,670,553
State Bank of India	837,695	7,531,471
		43,026,297

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS

INTERNATIONAL QUALITY VALUE FUND

MARCH 31, 2025

COMMON STOCK — continued
	Shares	Value
INDONESIA — 1.6%
Bank Mandiri Persero	22,096,316	$6,859,523

ITALY — 8.6%
Enel	1,028,101	8,331,829
Eni	558,742	8,633,052
Generali	192,805	6,766,208
Intesa Sanpaolo	1,413,541	7,277,549
UniCredit	108,171	6,065,724
		37,074,362

JAPAN — 2.8%
Takeda Pharmaceutical	20,600	612,396
Tokio Marine Holdings	289,600	11,300,164
		11,912,560

RUSSIA — 0.0%
Gazprom PJSC * (A)	141,071	17
GMK Norilskiy Nickel PAO * (A)	86,600	10
Polyus PJSC * (A)	1,135	—
Rosneft Oil PJSC (A)	98,129	11
		38

SOUTH KOREA — 0.9%
Samsung Fire & Marine Insurance	16,166	3,945,298

SPAIN — 3.8%
CaixaBank	935,517	7,280,052
Iberdrola	548,881	8,854,404
		16,134,456

SWITZERLAND — 3.9%
Nestle SA	70,146	7,088,318
Novartis	86,741	9,633,761
		16,722,079

TAIWAN — 4.8%
CTBC Financial Holding	4,981,000	5,988,807
Taiwan Semiconductor Manufacturing ADR	88,171	14,636,386
		20,625,193

UNITED ARAB EMIRATES — 3.5%
Adnoc Gas	7,480,142	6,502,340

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS

INTERNATIONAL QUALITY VALUE FUND

MARCH 31, 2025

COMMON STOCK — continued
	Shares	Value
UNITED ARAB EMIRATES (continued)
First Abu Dhabi Bank PJSC	2,312,106	$8,687,371
		15,189,711

UNITED KINGDOM — 17.9%
AstraZeneca	57,370	8,418,003
British American Tobacco	519,929	21,313,344
HSBC Holdings	552,943	6,263,604
Imperial Brands	241,830	8,941,275
National Grid	678,770	8,847,216
Shell PLC	257,564	9,415,910
Standard Chartered	564,300	8,322,218
Unilever	88,478	5,275,160
		76,796,730

UNITED STATES — 7.5%
Consumer Staples — 7.2%
Philip Morris International	195,109	30,969,652

Energy — 0.3%
Exxon Mobil	11,511	1,369,003

TOTAL UNITED STATES		32,338,655
Total Common Stock
(Cost $353,259,995)		402,837,779

PREFERRED STOCK — 1.2%

BRAZIL — 1.2%
Petroleo Brasileiro (B)
Cost (5,903,369)	826,524	5,372,446

Total Investments— 95.0%
(Cost $359,163,364)		$408,210,225

Percentages are based on Net Assets of $429,656,815.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no rate available.

ADR — American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS

INTERNATIONAL QUALITY VALUE FUND

MARCH 31, 2025

Cl — Class
PJSC — Public Joint Stock Company
PLC — Public Limited Company

The following is a summary of the level of inputs used as of March 31, 2025, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3†	Total
Common Stock
Australia	$—	$6,002,506	$—	$6,002,506
Brazil	29,616,074	—	—	29,616,074
Canada	14,055,211	—	—	14,055,211
France	—	38,983,623	—	38,983,623
Germany	—	32,504,888	—	32,504,888
Greece	—	1,050,575	—	1,050,575
India	—	43,026,297	—	43,026,297
Indonesia	—	6,859,523	—	6,859,523
Italy	—	37,074,362	—	37,074,362
Japan	—	11,912,560	—	11,912,560
Russia	—	—	38	38
South Korea	—	3,945,298	—	3,945,298
Spain	—	16,134,456	—	16,134,456
Switzerland	—	16,722,079	—	16,722,079
Taiwan	14,636,386	5,988,807	—	20,625,193
United Arab Emirates	—	15,189,711	—	15,189,711
United Kingdom	—	76,796,730	—	76,796,730
United States	32,338,655	—	—	32,338,655
Total Common Stock	90,646,326	312,191,415	38	402,837,779
Preferred Stock
Brazil	5,372,446	—	—	5,372,446
Total Investments in Securities	$96,018,772	$312,191,415	$38	$408,210,225

† A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS

US QUALITY VALUE FUND

MARCH 31, 2025

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.9%
	Shares	Value
CANADA — 3.9%
Enbridge	187,726	$8,318,139

FRANCE — 2.1%
TotalEnergies ADR	67,112	4,341,475

UNITED KINGDOM — 5.5%
AstraZeneca ADR	28,376	2,085,636
HSBC Holdings ADR	164,788	9,463,775
		11,549,411

UNITED STATES — 86.4%
Communication Services — 12.8%
AT&T	511,295	14,459,422
Verizon Communications	275,413	12,492,734
		26,952,156
Consumer Staples — 18.4%
Altria Group	138,450	8,309,769
Coca-Cola	43,512	3,116,330
Colgate-Palmolive	43,912	4,114,554
Philip Morris International	105,584	16,759,348
Procter & Gamble	37,403	6,374,219
		38,674,220
Energy — 11.9%
Chevron	39,091	6,539,534
Exxon Mobil	53,029	6,306,739
ONEOK	80,323	7,969,648
Valero Energy	30,988	4,092,585
		24,908,506
Financials — 13.1%
Allstate	19,566	4,051,532
American International Group	72,323	6,287,762
Cincinnati Financial	28,346	4,187,271
CME Group, Cl A	32,096	8,514,748
Progressive	16,152	4,571,177
		27,612,490
Health Care — 9.7%
Becton Dickinson	17,897	4,099,487
Bristol-Myers Squibb	84,046	5,125,966

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS

US QUALITY VALUE FUND

MARCH 31, 2025

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Health Care (continued)
Cigna Group	20,978	$6,901,762
Merck	46,149	4,142,334
		20,269,549
Information Technology — 2.9%
International Business Machines	24,423	6,073,023

Utilities — 17.6%
American Electric Power	76,471	8,355,986
American Water Works	43,597	6,431,430
CMS Energy	70,531	5,297,583
Duke Energy	51,363	6,264,745
NextEra Energy	91,899	6,514,720
Southern	45,711	4,203,127
		37,067,591

TOTAL UNITED STATES		181,557,535
Total Common Stock
(Cost $174,298,710)		205,766,560

Total Investments— 97.9%
(Cost $174,298,710)		$205,766,560

Percentages are based on Net Assets of $210,161,885.

ADR — American Depositary Receipt
Cl — Class

As of March 31, 2025, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

[This Page Intentionally Left Blank]

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS FUNDS

MARCH 31, 2025

STATEMENTS OF ASSETS AND LIABILITIES

	GQG Partners Emerging Markets Equity Fund	GQG Partners Global Quality Equity Fund	GQG Partners US Select Quality Equity Fund
Assets:
Investments, at Value (Cost $18,157,574,021, $2,926,446,642 and $3,365,229,221)	$20,790,881,547	$3,410,270,466	$3,939,201,222
Foreign Currency, at Value (Cost $43,687,736, $11,539,462 and $85)	43,696,640	11,539,607	80
Cash	1,032,840,803	140,915,280	411,835,044
Receivable for Investment Securities Sold	199,604,163	77,422,859	87,462,490
Receivable for Capital Shares Sold	80,860,033	11,508,527	19,969,076
Dividend and Interest Receivable	53,196,016	4,679,226	6,535,776
Reclaim Receivable(1)	4,316,661	1,878,437	319,308
Other Prepaid Expenses	186,781	88,558	138,964
Total Assets	22,205,582,644	3,658,302,960	4,465,461,960
Liabilities:
Accrued Foreign Capital Gains Tax on Appreciated Securities	274,422,941	2,754,349	–
Payable for Investment Securities Purchased	113,448,208	118,255,778	86,226,478
Payable for Capital Shares Redeemed	21,688,389	1,761,506	8,231,594
Payable to Investment Adviser	16,436,125	1,944,013	1,495,584
Payable to Administrator	444,313	72,764	87,928
Shareholder Servicing Fees Payable, Investor Shares	119,324	40,215	115,065
Unrealized Loss on Foreign Spot Currency Contracts	91,497	8,976	–
Payable to Trustees	15,826	2,757	3,026
Chief Compliance Officer Fees Payable	5,622	979	1,159
Other Accrued Expenses and Other Payables	2,568,902	298,188	361,563
Total Liabilities	429,241,147	125,139,525	96,522,397
Commitments and Contingencies†
Net Assets	$21,776,341,497	$3,533,163,435	$4,368,939,563
Net Assets Consist of:
Paid-in Capital	$20,075,736,998	$2,984,244,606	$3,778,769,227
Total Distributable Earnings	1,700,604,499	548,918,829	590,170,336
Net Assets	$21,776,341,497	$3,533,163,435	$4,368,939,563

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS FUNDS

MARCH 31, 2025

STATEMENTS OF ASSETS AND LIABILITIES

	GQG Partners Emerging Markets Equity Fund	GQG Partners Global Quality Equity Fund	GQG Partners US Select Quality Equity Fund
Investor Shares:
Net Assets	$615,120,755	$235,604,383	$669,465,838
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	37,531,276	12,613,545	30,068,544
Net Asset Value, Offering and Redemption Price Per Share	$16.39	$18.68	$22.26
Institutional Shares:
Net Assets	$20,572,091,346	$3,237,593,938	$3,636,383,108
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	1,247,541,324	172,529,624	162,495,016
Net Asset Value, Offering and Redemption Price Per Share	$16.49	$18.77	$22.38
R6 Shares:
Net Assets	$589,129,396	$59,965,114	$63,090,617
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	35,721,343	3,196,923	2,818,359
Net Asset Value, Offering and Redemption Price Per Share	$16.49	$18.76	$22.39

† See Note 5 in the Notes to Financial Statements.

(1) See Note 2 in the Notes to Financial Statements.

Amounts designated as “ —” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS FUNDS

MARCH 31, 2025

STATEMENTS OF ASSETS AND LIABILITIES

	GQG Partners Global Quality Value Fund	GQG Partners International Quality Value Fund	GQG Partners US Quality Value Fund
Assets:
Investments, at Value (Cost $105,766,380, $359,163,364 and $174,298,710)	$121,183,908	$408,210,225	$205,766,560
Foreign Currency, at Value (Cost $11,822, $389,475 and $–)	11,054	389,376	–
Cash	2,283,533	18,383,553	2,776,790
Receivable for Investment Securities Sold	3,240,618	1,573,819	–
Dividend and Interest Receivable	406,083	1,780,869	680,619
Receivable for Capital Shares Sold	289,817	970,174	1,189,877
Reclaim Receivable(1)	229,400	464,561	74,087
Unrealized Gain on Foreign Spot Currency Contracts	–	661	–
Other Prepaid Expenses	12,249	16,661	10,655
Total Assets	127,656,662	431,789,899	210,498,588
Liabilities:
Payable for Investment Securities Purchased	630,830	1,255,060	109,479
Accrued Foreign Capital Gains Tax on Appreciated Securities	279,374	631,168	–
Payable to Investment Adviser	31,812	161,534	56,178
Payable for Capital Shares Redeemed	20,830	29,164	133,777
Payable to Administrator	5,521	–	5,521
Shareholder Servicing Fees Payable, Investor Shares	2,159	1,245	2,024
Unrealized Loss on Foreign Spot Currency Contracts	336	–	–
Payable to Trustees	92	316	156
Chief Compliance Officer Fees Payable	33	112	55
Other Accrued Expenses and Other Payables	23,133	54,485	29,513
Total Liabilities	994,120	2,133,084	336,703
Commitments and Contingencies†
Net Assets	$126,662,542	$429,656,815	$210,161,885
Net Assets Consist of:
Paid-in Capital	$109,352,379	$396,022,201	$177,135,060
Total Distributable Earnings	17,310,163	33,634,614	33,026,825
Net Assets	$126,662,542	$429,656,815	$210,161,885

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS FUNDS

MARCH 31, 2025

STATEMENTS OF ASSETS AND LIABILITIES

	GQG Partners Global Quality Value Fund	GQG Partners International Quality Value Fund	GQG Partners US Quality Value Fund
Investor Shares:
Net Assets	$7,526,261	$7,723,383	$13,830,984
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	629,386	709,185	1,020,471
Net Asset Value, Offering and Redemption Price Per Share	$11.96	$10.89	$13.55
Institutional Shares:
Net Assets	$119,136,281	$421,933,432	$196,330,901
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	9,966,053	38,748,062	14,478,149
Net Asset Value, Offering and Redemption Price Per Share	$11.95	$10.89	$13.56

† See Note 5 in the Notes to Financial Statements.

(1) See Note 2 in the Notes to Financial Statements.

Amounts designated as “ —” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS FUNDS

FOR THE YEAR ENDED

MARCH 31, 2025

STATEMENTS OF OPERATIONS

	GQG Partners Emerging Markets Equity Fund	GQG Partners Global Quality Equity Fund	GQG Partners US Select Quality Equity Fund
Investment Income:
Dividends	$724,434,637	$65,851,895	$51,375,357
Interest	51,869,056	5,598,902	5,813,071
Less: Foreign Taxes Withheld	(49,473,305)	(1,752,496)	(24,135)
Total Investment Income	726,830,388	69,698,301	57,164,293
Expenses:
Investment Advisory Fees	196,460,725	21,323,335	14,936,989
Administration Fees	5,343,019	802,362	811,486
Shareholder Servicing Fees, Investor Shares	1,341,207	420,106	1,152,169
Trustees' Fees	62,233	9,449	10,654
Chief Compliance Officer Fees	23,201	3,725	4,042
Custodian Fees	9,071,449	264,067	24,765
Registration and Filing Fees	1,185,320	321,776	502,067
Transfer Agent Fees	1,065,357	157,812	230,300
Printing Fees	711,286	85,332	128,683
Legal Fees	141,748	21,508	22,492
Audit Fees	35,850	29,141	29,105
Other Expenses	283,075	54,161	42,383
Total Expenses	215,724,470	23,492,774	17,895,135
Advisory Waiver Recapture - Note 5	468,416	–	8,252
Less:
Waiver of Investment Advisory Fees	–	–	(281,514)
Fees Paid Indirectly	(960,190)	(104,159)	(206,068)
Net Expenses	215,232,696	23,388,615	17,415,805
Net Investment Income	511,597,692	46,309,686	39,748,488
Net Realized Gain (Loss) on:
Investments	749,930,310	318,563,108	221,736,296
Foreign Capital Gains Tax	(37,207,139)	(208,613)	–
Foreign Currency Transactions	(14,302,610)	(827,363)	–
Net Realized Gain	698,420,561	317,527,132	221,736,296
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(2,210,245,706)	(335,233,878)	(165,082,206)
Accrued Foreign Capital Gains Tax on Appreciated Securities	12,048,027	5,642,504	–
Foreign Currency Translation	160,202	(6,540)	(2)
Net Change in Unrealized Appreciation (Depreciation)	(2,198,037,477)	(329,597,914)	(165,082,208)
Net Realized and Unrealized Gain (Loss)	(1,499,616,916)	(12,070,782)	56,654,088
Net Increase (Decrease) in Net Assets Resulting from Operations	$(988,019,224)	$34,238,904	$96,402,576

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS FUNDS

FOR THE YEAR ENDED

MARCH 31, 2025

STATEMENTS OF OPERATIONS

	GQG Partners Global Quality Value Fund	GQG Partners International Quality Value Fund	GQG Partners US Quality Value Fund
Investment Income:
Dividends	$5,753,923	$13,972,838	$5,583,495
Interest	169,340	812,893	303,244
Less: Foreign Taxes Withheld	(337,441)	(1,031,605)	(47,664)
Total Investment Income	5,585,822	13,754,126	5,839,075
Expenses:
Investment Advisory Fees	729,650	1,734,511	807,591
Administration Fees	64,866	82,422	65,000
Shareholder Servicing Fees, Investor Shares	21,467	21,579	11,840
Trustees' Fees	355	1,018	542
Chief Compliance Officer Fees	132	400	203
Transfer Agent Fees	37,602	40,893	39,900
Registration and Filing Fees	36,221	84,209	38,670
Audit Fees	28,079	28,135	27,852
Custodian Fees	27,069	54,168	6,304
Printing Fees	7,054	28,003	11,365
Legal Fees	808	2,042	1,198
Other Expenses	19,775	17,391	9,692
Total Expenses	973,078	2,094,771	1,020,157
Less:
Waiver of Investment Advisory Fees	(135,056)	(152,194)	(126,472)
Fees Paid Indirectly	(2,388)	(3,483)	(1,555)
Net Expenses	835,634	1,939,094	892,130
Net Investment Income	4,750,188	11,815,032	4,946,945
Net Realized Gain (Loss) on:
Investments	8,895,684	(83,717)	15,336,707
Foreign Capital Gains Tax	(116,155)	(798,921)	–
Foreign Currency Transactions	(61,673)	(144,328)	918
Net Realized Gain (Loss)	8,717,856	(1,026,966)	15,337,625
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(4,986,251)	21,908,875	343,719
Accrued Foreign Capital Gains Tax on Appreciated Securities	222,315	246,568	–
Foreign Currency Translation	163	(4,937)	–
Net Change in Unrealized Appreciation (Depreciation)	(4,763,773)	22,150,506	343,719
Net Realized and Unrealized Gain	3,954,083	21,123,540	15,681,344
Net Increase in Net Assets Resulting from Operations	$8,704,271	$32,938,572	$20,628,289

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS

EMERGING MARKETS EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
Operations:
Net Investment Income	$511,597,692	$444,749,258
Net Realized Gain (Loss)	698,420,561	(3,223,745)
Net Change in Unrealized Appreciation (Depreciation)	(2,198,037,477)	4,413,385,305
Net Increase (Decrease) in Net Assets Resulting From Operations	(988,019,224)	4,854,910,818
Distributions:
Investor Shares	(9,205,651)	(11,854,772)
Institutional Shares	(342,525,491)	(420,512,133)
R6 Shares	(9,416,075)	(7,717,592)
Total Distributions	(361,147,217)	(440,084,497)
Capital Share Transactions (1):
Investor Shares
Issued	352,611,856	296,333,713
Reinvestment of Distributions	9,043,272	11,783,124
Redeemed	(324,174,988)	(111,205,782)
Net Investor Shares Transactions	37,480,140	196,911,055
Institutional Shares
Issued	7,265,430,943	6,620,771,903
Reinvestment of Distributions	284,489,724	352,024,434
Redeemed	(4,748,261,141)	(3,096,553,686)
Net Institutional Shares Transactions	2,801,659,526	3,876,242,651
R6 Shares
Issued	394,468,362	142,947,044
Reinvestment of Distributions	8,957,551	7,393,054
Redeemed	(117,419,620)	(77,202,755)
Net R6 Shares Transactions	286,006,293	73,137,343
Net Increase in Net Assets From Capital Share Transactions	3,125,145,959	4,146,291,049
Total Increase in Net Assets	1,775,979,518	8,561,117,370
Net Assets:
Beginning of Year	20,000,361,979	11,439,244,609
End of Year	$21,776,341,497	$20,000,361,979

(1) See Note 7 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS

GLOBAL QUALITY EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
Operations:
Net Investment Income	$46,309,686	$21,870,595
Net Realized Gain	317,527,132	32,591,346
Net Change in Unrealized Appreciation (Depreciation)	(329,597,914)	706,039,825
Net Increase in Net Assets Resulting From Operations	34,238,904	760,501,766
Distributions:
Investor Shares	(14,708,546)	(364,348)
Institutional Shares	(192,194,587)	(27,401,446)
R6 Shares	(3,491,852)	(771,838)
Total Distributions	(210,394,985)	(28,537,632)
Capital Share Transactions (1):
Investor Shares
Issued	282,921,740	55,361,300
Reinvestment of Distributions	14,708,487	364,080
Redeemed	(129,431,793)	(9,676,916)
Net Investor Shares Transactions	168,198,434	46,048,464
Institutional Shares
Issued	1,504,289,895	716,721,187
Reinvestment of Distributions	167,933,603	23,331,601
Redeemed	(668,528,682)	(354,824,644)
Net Institutional Shares Transactions	1,003,694,816	385,228,144
R6 Shares
Issued	4,205,785	280,380
Reinvestment of Distributions	3,491,852	771,838
Redeemed	(10,299,889)	(4,008,186)
Net R6 Shares Transactions	(2,602,252)	(2,955,968)
Net Increase in Net Assets From Capital Share Transactions	1,169,290,998	428,320,640
Total Increase in Net Assets	993,134,917	1,160,284,774
Net Assets:
Beginning of Year	2,540,028,518	1,379,743,744
End of Year	$3,533,163,435	$2,540,028,518

(1) See Note 7 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS

US SELECT QUALITY EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
Operations:
Net Investment Income	$39,748,488	$6,054,441
Net Realized Gain	221,736,296	40,214,184
Net Change in Unrealized Appreciation (Depreciation)	(165,082,208)	637,596,532
Net Increase in Net Assets Resulting From Operations	96,402,576	683,865,157
Distributions:
Investor Shares	(32,358,441)	(532,104)
Institutional Shares	(152,697,173)	(10,006,202)
R6 Shares	(3,120,625)	(207,198)
Total Distributions	(188,176,239)	(10,745,504)
Capital Share Transactions (1):
Investor Shares
Issued	676,774,995	187,757,711
Reinvestment of Distributions	32,109,648	532,024
Redeemed	(306,425,288)	(35,923,865)
Net Investor Shares Transactions	402,459,355	152,365,870
Institutional Shares
Issued	2,165,035,108	573,749,050
Reinvestment of Distributions	139,375,163	9,249,210
Redeemed	(621,133,116)	(437,659,928)
Net Institutional Shares Transactions	1,683,277,155	145,338,332
R6 Shares
Issued	33,136,472	27,739,672
Reinvestment of Distributions	3,120,625	207,198
Redeemed	(13,758,546)	(4,925,728)
Net R6 Shares Transactions	22,498,551	23,021,142
Net Increase in Net Assets From Capital Share Transactions	2,108,235,061	320,725,344
Total Increase in Net Assets	2,016,461,398	993,844,997
Net Assets:
Beginning of Year	2,352,478,165	1,358,633,168
End of Year	$4,368,939,563	$2,352,478,165

(1) See Note 7 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS

GLOBAL QUALITY VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
Operations:
Net Investment Income	$4,750,188	$3,962,701
Net Realized Gain	8,717,856	328,949
Net Change in Unrealized Appreciation (Depreciation)	(4,763,773)	17,196,047
Net Increase in Net Assets Resulting From Operations	8,704,271	21,487,697
Distributions:
Investor Shares	(471,295)	(363,690)
Institutional Shares	(4,282,761)	(3,537,489)
Total Distributions	(4,754,056)	(3,901,179)
Capital Share Transactions (1):
Investor Shares
Issued	13,720,861	1,852,918
Reinvestment of Distributions	471,295	363,645
Redeemed	(16,068,003)	(3,045,905)
Net Investor Shares Transactions	(1,875,847)	(829,342)
Institutional Shares
Issued	18,808,377	10,416,142
Reinvestment of Distributions	4,235,046	3,502,005
Redeemed	(12,625,612)	(6,896,999)
Net Institutional Shares Transactions	10,417,811	7,021,148
Net Increase in Net Assets From Capital Share Transactions	8,541,964	6,191,806
Total Increase in Net Assets	12,492,179	23,778,324
Net Assets:
Beginning of Year	114,170,363	90,392,039
End of Year	$126,662,542	$114,170,363

(1) See Note 7 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS

INTERNATIONAL QUALITY VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
Operations:
Net Investment Income	$11,815,032	$5,515,649
Net Realized Loss	(1,026,966)	(3,299,873)
Net Change in Unrealized Appreciation	22,150,506	22,674,565
Net Increase in Net Assets Resulting From Operations	32,938,572	24,890,341
Distributions:
Investor Shares	(431,374)	(326,156)
Institutional Shares	(9,891,778)	(4,968,525)
Total Distributions	(10,323,152)	(5,294,681)
Capital Share Transactions (1):
Investor Shares
Issued	16,899,735	4,184,119
Reinvestment of Distributions	431,374	326,156
Redeemed	(20,318,721)	(1,334,187)
Net Investor Shares Transactions	(2,987,612)	3,176,088
Institutional Shares
Issued	273,739,580	60,041,834
Reinvestment of Distributions	9,815,501	4,950,570
Redeemed	(34,722,163)	(23,620,807)
Net Institutional Shares Transactions	248,832,918	41,371,597
Net Increase in Net Assets From Capital Share Transactions	245,845,306	44,547,685
Total Increase in Net Assets	268,460,726	64,143,345
Net Assets:
Beginning of Year	161,196,089	97,052,744
End of Year	$429,656,815	$161,196,089

(1) See Note 7 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS

US QUALITY VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
Operations:
Net Investment Income	$4,946,945	$3,735,470
Net Realized Gain (Loss)	15,337,625	(3,385,979)
Net Change in Unrealized Appreciation	343,719	21,606,684
Net Increase in Net Assets Resulting From Operations	20,628,289	21,956,175
Distributions:
Investor Shares	(296,309)	(118,070)
Institutional Shares	(5,874,356)	(3,626,935)
Total Distributions	(6,170,665)	(3,745,005)
Capital Share Transactions (1):
Investor Shares
Issued	11,480,289	1,532,082
Reinvestment of Distributions	296,309	118,070
Redeemed	(3,686,228)	(1,252,589)
Net Investor Shares Transactions	8,090,370	397,563
Institutional Shares
Issued	55,969,405	15,115,603
Reinvestment of Distributions	5,140,208	3,344,526
Redeemed	(27,968,906)	(46,493,729)
Net Institutional Shares Transactions	33,140,707	(28,033,600)
Net Increase (Decrease) in Net Assets From Capital Share Transactions	41,231,077	(27,636,037)
Total Increase (Decrease) in Net Assets	55,688,701	(9,424,867)
Net Assets:
Beginning of Year	154,473,184	163,898,051
End of Year	$210,161,885	$154,473,184

(1) See Note 7 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS

EMERGING MARKETS EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	Investor Shares
	Year Ended March 31, 2025		Year Ended March 31, 2024		Year Ended March 31, 2023		Period Ended March 31, 2022(1)		Year Ended July 31, 2021		Year Ended July 31, 2020
Net Asset Value, Beginning of Year/Period	$17.38		$12.96		$15.44		$17.65		$14.84		$13.11
Income from Investment Operations:
Net Investment Income*	0.37		0.41		0.69		0.36		0.13		0.07
Net Realized and Unrealized Gain (Loss)	(1.11)		4.41		(2.48)		(1.94)		2.71		1.80
Total from Investment Operations	(0.74)		4.82		(1.79)		(1.58)		2.84		1.87
Dividends and Distributions:
Net Investment Income	(0.25)		(0.40)		(0.69)		(0.38)		(0.03)		(0.14)
Capital Gains	—		—		—		(0.25)		—		—
Total Dividends and Distributions	(0.25)		(0.40)		(0.69)		(0.63)		(0.03)		(0.14)
Net Asset Value, End of Year/Period	$16.39		$17.38		$12.96		$15.44		$17.65		$14.84
Total Return†	(4.29)%		37.50%		(11.47)%		(9.19)%		19.12%		14.39%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$615,121		$616,353		$294,808		$204,004		$173,963		$88,121
Ratio of Expenses to Average Net Assets	1.18	%(2)	1.20	%(2)	1.23	%(2)	1.16	%††(2)	1.16	%(2)	1.16%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Recaptured Fees)	1.18%		1.20%		1.22%		1.15	%††	1.16%		1.22%
Ratio of Net Investment Income to Average Net Assets	2.15%		2.72%		5.14%		3.14	%††	0.72%		0.53%
Portfolio Turnover Rate	97%		49%		88%		75	%‡	101%		93%

*	Per share data calculated using average shares method.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	For the period August 1, 2021 to March 31, 2022. Effective September 23, 2021, the Fund changed its fiscal year end to March 31st (see Note 1 in the Notes to Financial Statements).
(2)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS

EMERGING MARKETS EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	Institutional Shares
	Year Ended March 31, 2025		Year Ended March 31, 2024		Year Ended March 31, 2023		Period Ended March 31, 2022(1)		Year Ended July 31, 2021		Year Ended July 31, 2020
Net Asset Value, Beginning of Year/Period	$17.48		$13.03		$15.52		$17.74		$14.90		$13.15
Income from Investment Operations:
Net Investment Income*	0.41		0.46		0.74		0.37		0.16		0.09
Net Realized and Unrealized Gain (Loss)	(1.12)		4.42		(2.51)		(1.93)		2.72		1.82
Total from Investment Operations	(0.71)		4.88		(1.77)		(1.56)		2.88		1.91
Dividends and Distributions:
Net Investment Income	(0.28)		(0.43)		(0.72)		(0.41)		(0.04)		(0.16)
Capital Gains	—		—		—		(0.25)		—		—
Total Dividends and Distributions	(0.28)		(0.43)		(0.72)		(0.66)		(0.04)		(0.16)
Net Asset Value, End of Year/Period	$16.49		$17.48		$13.03		$15.52		$17.74		$14.90
Total Return†	(4.06)%		37.78%		(11.32)%		(9.07)%		19.35%		14.62%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$20,572,091		$19,043,298		$10,954,713		$8,809,402		$8,429,150		$4,276,901
Ratio of Expenses to Average Net Assets	0.98	%(2)	0.98	%(2)	0.98	%(2)	0.98	%††(2)	0.98	%(2)	0.98%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Recaptured Fees)	0.98%		0.98%		0.97%		0.97	%††	0.98%		1.03%
Ratio of Net Investment Income to Average Net Assets	2.35%		3.02%		5.46%		3.25	%††	0.90%		0.67%
Portfolio Turnover Rate	97%		49%		88%		75	%‡	101%		93%

*	Per share data calculated using average shares method.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	For the period August 1, 2021 to March 31, 2022. Effective September 23, 2021, the Fund changed its fiscal year end to March 31st (see Note 1 in the Notes to Financial Statements).
(2)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS

EMERGING MARKETS EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	R6 Shares
	Year Ended March 31, 2025		Year Ended March 31, 2024		Year Ended March 31, 2023		Period Ended March 31, 2022(1)		Year Ended July 31, 2021		Year Ended July 31, 2020
Net Asset Value, Beginning of Year/Period	$17.49		$13.03		$15.52		$17.74		$14.90		$13.14
Income from Investment Operations:
Net Investment Income*	0.40		0.45		0.65		0.37		0.21		0.08
Net Realized and Unrealized Gain (Loss)	(1.12)		4.44		(2.42)		(1.93)		2.67		1.84
Total from Investment Operations	(0.72)		4.89		(1.77)		(1.56)		2.88		1.92
Dividends and Distributions:
Net Investment Income	(0.28)		(0.43)		(0.72)		(0.41)		(0.04)		(0.16)
Capital Gains	—		—		—		(0.25)		—		—
Total Dividends and Distributions	(0.28)		(0.43)		(0.72)		(0.66)		(0.04)		(0.16)
Net Asset Value, End of Year/Period	$16.49		$17.49		$13.03		$15.52		$17.74		$14.90
Total Return†	(4.11)%		37.86%		(11.32)%		(9.07)%		19.35%		14.71%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$589,129		$340,711		$189,724		$66,084		$65,354		$23,214
Ratio of Expenses to Average Net Assets	0.98	%(2)	0.98	%(2)	0.98	%(2)	0.98	%††(2)	0.98	%(2)	0.98%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Recaptured Fees)	0.98%		0.98%		0.97%		0.97	%††	0.98%		1.03%
Ratio of Net Investment Income to Average Net Assets	2.32%		3.01%		4.85%		3.25	%††	1.17%		0.65%
Portfolio Turnover Rate	97%		49%		88%		75	%‡	101%		93%

*	Per share data calculated using average shares method.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	For the period August 1, 2021 to March 31, 2022. Effective September 23, 2021, the Fund changed its fiscal year end to March 31st (see Note 1 in the Notes to Financial Statements).
(2)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS

GLOBAL QUALITY EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	Investor Shares
	Year Ended March 31, 2025	Year Ended March 31, 2024		Year Ended March 31, 2023		Period Ended March 31, 2022(1)		Year Ended July 31, 2021	Year Ended July 31, 2020
Net Asset Value, Beginning of Year/Period	$19.53	$13.55		$15.28		$14.62		$12.48	$10.48
Income from Investment Operations:
Net Investment Income*	0.23	0.15		0.43		0.27		0.08	0.04
Net Realized and Unrealized Gain (Loss)	0.10	6.03		(1.75)		0.62		2.06	1.96
Total from Investment Operations	0.33	6.18		(1.32)		0.89		2.14	2.00
Dividends and Distributions:
Net Investment Income	(0.17)	(0.20)		(0.39)		(0.23)		—	—
Capital Gains	(1.01)	—		(0.02)		—		—	—
Total Dividends and Distributions	(1.18)	(0.20)		(0.41)		(0.23)		—	—
Net Asset Value, End of Year/Period	$18.68	$19.53		$13.55		$15.28		$14.62	$12.48
Total Return†	1.67%	45.88%		(8.73)%		6.11%		17.15%	19.08%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$235,604	$81,323		$23,322		$4,087		$2,017	$1,252
Ratio of Expenses to Average Net Assets	0.90%	0.88	%(2)	1.00	%(2)	0.90	%††(2)	0.90%	0.90%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Recaptured Fees)	0.90%	0.88%		0.97%		0.88	%††	0.91%	1.35%
Ratio of Net Investment Income to Average Net Assets	1.19%	0.92%		3.05%		2.75	%††	0.62%	0.33%
Portfolio Turnover Rate	184%	97%		139%		95	%‡	124%	123%

*	Per share data calculated using average shares method.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	For the period August 1, 2021 to March 31, 2022. Effective September 23, 2021, the Fund changed its fiscal year end to March 31st (see Note 1 in the Notes to Financial Statements).
(2)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS

GLOBAL QUALITY EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	Institutional Shares
	Year Ended March 31, 2025	Year Ended March 31, 2024		Year Ended March 31, 2023		Period Ended March 31, 2022(1)		Year Ended July 31, 2021	Year Ended July 31, 2020
Net Asset Value, Beginning of Year/Period	$19.61	$13.60		$15.31		$14.65		$12.50	$10.48
Income from Investment Operations:
Net Investment Income*	0.28	0.19		0.50		0.28		0.12	0.05
Net Realized and Unrealized Gain (Loss)	0.08	6.05		(1.79)		0.63		2.04	1.97
Total from Investment Operations	0.36	6.24		(1.29)		0.91		2.16	2.02
Dividends and Distributions:
Net Investment Income	(0.19)	(0.23)		(0.40)		(0.25)		(0.01)	— ^
Capital Gains	(1.01)	—		(0.02)		—		—	—
Total Dividends and Distributions	(1.20)	(0.23)		(0.42)		(0.25)		(0.01)	—
Net Asset Value, End of Year/Period	$18.77	$19.61		$13.60		$15.31		$14.65	$12.50
Total Return†	1.84%	46.19%		(8.52)%		6.22%		17.33%	19.32%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$3,237,594	$2,393,659		$1,308,554		$834,826		$610,670	$201,026
Ratio of Expenses to Average Net Assets	0.70%	0.71	%(2)	0.75	%(2)	0.75	%††(2)	0.75%	0.75%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Recaptured Fees)	0.70%	0.71%		0.72%		0.73	%††	0.76%	1.14%
Ratio of Net Investment Income to Average Net Assets	1.42%	1.16%		3.57%		2.81	%††	0.86%	0.48%
Portfolio Turnover Rate	184%	97%		139%		95	%‡	124%	123%

*	Per share data calculated using average shares method.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
^	Amount represents less than $0.005 per share.
(1)	For the period August 1, 2021 to March 31, 2022. Effective September 23, 2021, the Fund changed its fiscal year end to March 31st (see Note 1 in the Notes to Financial Statements).
(2)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS

GLOBAL QUALITY EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	R6 Shares
	Year Ended March 31, 2025	Year Ended March 31, 2024		Year Ended March 31, 2023		Period Ended March 31, 2022(1)		Year Ended July 31, 2021	Year Ended July 31, 2020
Net Asset Value, Beginning of Year/Period	$19.60	$13.60		$15.30		$14.64		$12.50	$10.48
Income from Investment Operations:
Net Investment Income*	0.29	0.20		0.51		0.28		0.19	0.05
Net Realized and Unrealized Gain (Loss)	0.07	6.03		(1.79)		0.63		1.96	1.97
Total from Investment Operations	0.36	6.23		(1.28)		0.91		2.15	2.02
Dividends and Distributions:
Net Investment Income	(0.19)	(0.23)		(0.40)		(0.25)		(0.01)	— ^
Capital Gains	(1.01)	—		(0.02)		—		—	—
Total Dividends and Distributions	(1.20)	(0.23)		(0.42)		(0.25)		(0.01)	—
Net Asset Value, End of Year/Period	$18.76	$19.60		$13.60		$15.30		$14.64	$12.50
Total Return†	1.84%	46.12%		(8.46)%		6.23%		17.25%	19.32%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$59,965	$65,047		$47,868		$51,423		$52,514	$313
Ratio of Expenses to Average Net Assets	0.70%	0.71	%(2)	0.75	%(2)	0.75	%††(2)	0.75%	0.75%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Recaptured Fees)	0.70%	0.70%		0.72%		0.73	%††	0.76%	1.29%
Ratio of Net Investment Income to Average Net Assets	1.45%	1.24%		3.63%		2.76	%††	1.32%	0.50%
Portfolio Turnover Rate	184%	97%		139%		95	%‡	124%	123%

*	Per share data calculated using average shares method.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
^	Amount represents less than $0.005 per share.
(1)	For the period August 1, 2021 to March 31, 2022. Effective September 23, 2021, the Fund changed its fiscal year end to March 31st (see Note 1 in the Notes to Financial Statements).
(2)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS

US SELECT QUALITY EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	Investor Shares
	Year Ended March 31, 2025		Year Ended March 31, 2024	Year Ended March 31, 2023	Period Ended March 31, 2022(1)		Year Ended July 31, 2021	Year Ended July 31, 2020
Net Asset Value, Beginning of Year/Period	$22.46		$15.18	$17.74	$16.42		$13.37	$10.71
Income from Investment Operations:
Net Investment Income*	0.24		0.04	0.28	0.20		0.09	0.05
Net Realized and Unrealized Gain (Loss)	0.75		7.32	(2.15)	1.37		3.05	2.68
Total from Investment Operations	0.99		7.36	(1.87)	1.57		3.14	2.73
Dividends and Distributions:
Net Investment Income	(0.14)		(0.08)	(0.26)	(0.14)		(0.01)	(0.07)
Capital Gains	(1.05)		—	(0.43)	(0.11)		(0.08)	—
Total Dividends and Distributions	(1.19)		(0.08)	(0.69)	(0.25)		(0.09)	(0.07)
Net Asset Value, End of Year/Period	$22.26		$22.46	$15.18	$17.74		$16.42	$13.37
Total Return†	4.32%		48.60%	(10.59)%	9.66%		23.57%	25.62%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$669,466		$286,110	$82,943	$25,786		$2,186	$1,233
Ratio of Expenses to Average Net Assets	0.70	%(2)	0.67%	0.74%	0.59	%††	0.59%	0.60%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Recaptured Fees)	0.71%		0.68%	0.76%	0.61	%††	0.63%	0.94%
Ratio of Net Investment Income to Average Net Assets	1.03%		0.21%	1.78%	1.75	%††	0.61%	0.47%
Portfolio Turnover Rate	240%		148%	211%	125	%‡	143%	163%

*	Per share data calculated using average shares method.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	For the period August 1, 2021 to March 31, 2022. Effective September 23, 2021, the Fund changed its fiscal year end to March 31st (see Note 1 in the Notes to Financial Statements).
(2)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS

US SELECT QUALITY EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	Institutional Shares
	Year Ended March 31, 2025		Year Ended March 31, 2024	Year Ended March 31, 2023	Period Ended March 31, 2022(1)		Year Ended July 31, 2021	Year Ended July 31, 2020
Net Asset Value, Beginning of Year/Period	$22.55		$15.24	$17.78	$16.45		$13.39	$10.72
Income from Investment Operations:
Net Investment Income*	0.29		0.07	0.33	0.16		0.12	0.06
Net Realized and Unrealized Gain (Loss)	0.76		7.36	(2.17)	1.42		3.04	2.68
Total from Investment Operations	1.05		7.43	(1.84)	1.58		3.16	2.74
Dividends and Distributions:
Net Investment Income	(0.17)		(0.12)	(0.27)	(0.14)		(0.02)	(0.07)
Capital Gains	(1.05)		—	(0.43)	(0.11)		(0.08)	—
Total Dividends and Distributions	(1.22)		(0.12)	(0.70)	(0.25)		(0.10)	(0.07)
Net Asset Value, End of Year/Period	$22.38		$22.55	$15.24	$17.78		$16.45	$13.39
Total Return†	4.57%		48.90%	(10.40)%	9.72%		23.69%	25.72%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$3,636,383		$2,024,632	$1,267,680	$884,331		$672,120	$165,974
Ratio of Expenses to Average Net Assets	0.49	%(2)	0.49%	0.49%	0.49	%††	0.49%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Recaptured Fees)	0.50%		0.50%	0.51%	0.51	%††	0.53%	0.86%
Ratio of Net Investment Income to Average Net Assets	1.23%		0.39%	2.03%	1.45	%††	0.80%	0.54%
Portfolio Turnover Rate	240%		148%	211%	125	%‡	143%	163%

*	Per share data calculated using average shares method.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	For the period August 1, 2021 to March 31, 2022. Effective September 23, 2021, the Fund changed its fiscal year end to March 31st (see Note 1 in the Notes to Financial Statements).
(2)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS

US SELECT QUALITY EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	R6 Shares
	Year Ended March 31, 2025		Year Ended March 31, 2024	Year Ended March 31, 2023	Period Ended March 31, 2022(1)		Year Ended July 31, 2021	Year Ended July 31, 2020
Net Asset Value, Beginning of Year/Period	$22.56		$15.25	$17.79	$16.46		$13.39	$10.73
Income from Investment Operations:
Net Investment Income*	0.29		0.08	0.33	0.16		0.13	0.07
Net Realized and Unrealized Gain (Loss)	0.76		7.35	(2.17)	1.42		3.04	2.66
Total from Investment Operations	1.05		7.43	(1.84)	1.58		3.17	2.73
Dividends and Distributions:
Net Investment Income	(0.17)		(0.12)	(0.27)	(0.14)		(0.02)	(0.07)
Capital Gains	(1.05)		—	(0.43)	(0.11)		(0.08)	—
Total Dividends and Distributions	(1.22)		(0.12)	(0.70)	(0.25)		(0.10)	(0.07)
Net Asset Value, End of Year/Period	$22.39		$22.56	$15.25	$17.79		$16.46	$13.39
Total Return†	4.58%		48.87%	(10.39)%	9.72%		23.77%	25.60%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$63,091		$41,736	$8,010	$9,670		$9,904	$337
Ratio of Expenses to Average Net Assets	0.49	%(2)	0.49%	0.49%	0.49	%††	0.49%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Recaptured Fees)	0.50%		0.50%	0.51%	0.51	%††	0.53%	0.93%
Ratio of Net Investment Income to Average Net Assets	1.23%		0.41%	1.99%	1.39	%††	0.84%	0.60%
Portfolio Turnover Rate	240%		148%	211%	125	%‡	143%	163%

*	Per share data calculated using average shares method.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	For the period August 1, 2021 to March 31, 2022. Effective September 23, 2021, the Fund changed its fiscal year end to March 31st (see Note 1 in the Notes to Financial Statements).
(2)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS

GLOBAL QUALITY VALUE FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	Investor Shares
	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Period Ended March 31, 2022(1)
Net Asset Value, Beginning of Year/Period	$11.49	$9.66	$10.36	$10.00
Income from Investment Operations:
Net Investment Income*	0.42	0.41	0.40	0.30
Net Realized and Unrealized Gain (Loss)	0.47	1.81	(0.59)	0.27
Total from Investment Operations	0.89	2.22	(0.19)	0.57
Dividends and Distributions:
Net Investment Income	(0.39)	(0.39)	(0.51)	(0.20)
Capital Gains	(0.03)	—	—	—
Return of Capital	—	—	— ^	(0.01)
Total Dividends and Distributions	(0.42)	(0.39)	(0.51)	(0.21)
Net Asset Value, End of Year/Period	$11.96	$11.49	$9.66	$10.36
Total Return†	7.89%	23.51%	(1.50)%	5.69%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$7,526	$9,778	$9,124	$1,060
Ratio of Expenses to Average Net Assets	0.83%	0.84%	0.86%	0.75	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Recaptured Fees)	0.94%	0.93%	1.03%	1.83	%††
Ratio of Net Investment Income to Average Net Assets	3.58%	3.97%	4.19%	3.92	%††
Portfolio Turnover Rate	140%	67%	84%	109	%‡

*	Per share data calculated using average shares method.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
^	Amount represents less than $0.005 per share.
(1)	Commenced operations on June 30, 2021.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS

GLOBAL QUALITY VALUE FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	Institutional Shares
	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Period Ended March 31, 2022(1)
Net Asset Value, Beginning of Year/Period	$11.48	$9.66	$10.36	$10.00
Income from Investment Operations:
Net Investment Income*	0.44	0.41	0.53	0.32
Net Realized and Unrealized Gain (Loss)	0.47	1.82	(0.72)	0.25
Total from Investment Operations	0.91	2.23	(0.19)	0.57
Dividends and Distributions:
Net Investment Income	(0.41)	(0.41)	(0.51)	(0.20)
Capital Gains	(0.03)	—	—	—
Return of Capital	—	—	— ^	(0.01)
Total Dividends and Distributions	(0.44)	(0.41)	(0.51)	(0.21)
Net Asset Value, End of Year/Period	$11.95	$11.48	$9.66	$10.36
Total Return†	8.10%	23.58%	(1.46)%	5.70%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$119,137	$104,392	$81,268	$70,523
Ratio of Expenses to Average Net Assets	0.65%	0.70%	0.75%	0.75	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Recaptured Fees)	0.76%	0.80%	0.92%	1.29	%††
Ratio of Net Investment Income to Average Net Assets	3.82%	3.98%	5.45%	4.14	%††
Portfolio Turnover Rate	140%	67%	84%	109	%‡

*	Per share data calculated using average shares method.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
^	Amount represents less than $0.005 per share.
(1)	Commenced operations on June 30, 2021.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS

INTERNATIONAL QUALITY VALUE FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	Investor Shares
	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Period Ended March 31, 2022(1)
Net Asset Value, Beginning of Year/Period	$9.98	$8.42	$9.54	$10.00
Income from Investment Operations:
Net Investment Income*	0.38	0.43	0.49	0.32
Net Realized and Unrealized Gain (Loss)	0.86	1.55	(1.10)	(0.56)
Total from Investment Operations	1.24	1.98	(0.61)	(0.24)
Dividends and Distributions:
Net Investment Income	(0.33)	(0.42)	(0.51)	(0.22)
Total Dividends and Distributions	(0.33)	(0.42)	(0.51)	(0.22)
Net Asset Value, End of Year/Period	$10.89	$9.98	$8.42	$9.54
Total Return†	12.58%	24.13%	(6.24)%	(2.45)%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$7,723	$10,015	$5,562	$1,025
Ratio of Expenses to Average Net Assets	0.80%	0.83%	0.91%	0.79%††
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Recaptured Fees)	0.85%	0.96%	1.08%	1.91%††
Ratio of Net Investment Income to Average Net Assets	3.64%	4.78%	5.73%	4.33%††
Portfolio Turnover Rate	88%	48%	80%	102%‡

*	Per share data calculated using average shares method.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	Commenced operations on June 30, 2021.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS

INTERNATIONAL QUALITY VALUE FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	Institutional Shares
	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Period Ended March 31, 2022(1)
Net Asset Value, Beginning of Year/Period	$9.98	$8.42	$9.54	$10.00
Income from Investment Operations:
Net Investment Income*	0.41	0.46	0.53	0.35
Net Realized and Unrealized Gain (Loss)	0.85	1.53	(1.14)	(0.59)
Total from Investment Operations	1.26	1.99	(0.61)	(0.24)
Dividends and Distributions:
Net Investment Income	(0.35)	(0.43)	(0.51)	(0.22)
Total Dividends and Distributions	(0.35)	(0.43)	(0.51)	(0.22)
Net Asset Value, End of Year/Period	$10.89	$9.98	$8.42	$9.54
Total Return†	12.78%	24.29%	(6.21)%	(2.45)%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$421,934	$151,181	$91,491	$44,629
Ratio of Expenses to Average Net Assets	0.64%	0.72%	0.79%	0.79%††
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Recaptured Fees)	0.69%	0.85%	0.96%	1.48%††
Ratio of Net Investment Income to Average Net Assets	3.94%	5.02%	6.17%	4.67%††
Portfolio Turnover Rate	88%	48%	80%	102%‡

*	Per share data calculated using average shares method.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	Commenced operations on June 30, 2021.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS

US QUALITY VALUE FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	Investor Shares
	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Period Ended March 31, 2022(1)
Net Asset Value, Beginning of Year/Period	$12.52	$11.04	$11.64	$10.00
Income from Investment Operations:
Net Investment Income*	0.34	0.28	0.37	0.28
Net Realized and Unrealized Gain (Loss)	1.10	1.49	(0.65)	1.57
Total from Investment Operations	1.44	1.77	(0.28)	1.85
Dividends and Distributions:
Net Investment Income	(0.33)	(0.29)	(0.32)	(0.21)
Capital Gains	(0.08)	—	—	—
Return of Capital	—	—	—	—	^
Total Dividends and Distributions	(0.41)	(0.29)	(0.32)	(0.21)
Net Asset Value, End of Year/Period	$13.55	$12.52	$11.04	$11.64
Total Return†	11.78%	16.29%	(2.30)%	18.57%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$13,831	$5,079	$4,083	$1,232
Ratio of Expenses to Average Net Assets	0.64%	0.59%	0.57%	0.49	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Recaptured Fees)	0.71%	0.68%	0.70%	1.49	%††
Ratio of Net Investment Income to Average Net Assets	2.65%	2.51%	3.29%	3.49	%††
Portfolio Turnover Rate	146%	103%	103%	99	%‡

*	Per share data calculated using average shares method.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
^	Amount represents less than $0.005 per share.
(1)	Commenced operations on June 30, 2021.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS

US QUALITY VALUE FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	Institutional Shares
	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Period Ended March 31, 2022(1)
Net Asset Value, Beginning of Year/Period	$12.53	$11.04	$11.64	$10.00
Income from Investment Operations:
Net Investment Income*	0.36	0.29	0.36	0.34
Net Realized and Unrealized Gain (Loss)	1.10	1.50	(0.63)	1.51
Total from Investment Operations	1.46	1.79	(0.27)	1.85
Dividends and Distributions:
Net Investment Income	(0.35)	(0.30)	(0.33)	(0.21)
Capital Gains	(0.08)	—	—	—
Return of Capital	—	—	—	—	^
Total Dividends and Distributions	(0.43)	(0.30)	(0.33)	(0.21)
Net Asset Value, End of Year/Period	$13.56	$12.53	$11.04	$11.64
Total Return†	11.90%	16.49%	(2.27)%	18.57%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$196,331	$149,394	$159,815	$79,132
Ratio of Expenses to Average Net Assets	0.49%	0.49%	0.49%	0.49	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Recaptured Fees)	0.56%	0.58%	0.62%	0.98	%††
Ratio of Net Investment Income to Average Net Assets	2.76%	2.59%	3.22%	4.10	%††
Portfolio Turnover Rate	146%	103%	103%	99	%‡

*	Per share data calculated using average shares method.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
^	Amount represents less than $0.005 per share.
(1)	Commenced operations on June 30, 2021.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS FUNDS

MARCH 31, 2025

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 46 funds. The financial statements herein are those of the GQG Partners Emerging Markets Equity Fund, GQG Partners Global Quality Equity Fund, GQG Partners US Select Quality Equity Fund, GQG Partners Global Quality Value Fund (formerly, GQG Partners Global Quality Dividend Income Fund), GQG Partners International Quality Value Fund (formerly, GQG Partners International Quality Dividend Income Fund) and GQG Partners US Quality Value Fund (formerly, GQG Partners US Quality Dividend Income Fund) (each a “Fund” and collectively, the “Funds”). The investment objective of GQG Partners Emerging Markets Equity Fund, GQG Partners Global Quality Equity Fund and GQG Partners US Select Quality Equity Fund is to seek long-term capital appreciation. The investment objective of GQG Partners Global Quality Value Fund, GQG Partners International Quality Value Fund and GQG Partners US Quality Value Fund is to seek long-term capital appreciation and dividend income. Each of the Funds is classified as "non-diversified," which means that it may invest a larger percentage of its assets in a smaller number of issuers than diversified funds. GQG Partners LLC serves as the Funds’ investment adviser (the “Adviser”). The GQG Partners Emerging Markets Equity Fund, GQG Partners US Select Quality Equity Fund, and GQG Partners Global Quality Equity Fund commenced operations on December 28, 2016, September 28, 2018, and March 29, 2019, respectively and currently offer Investor Shares, Institutional Shares and R6 Shares. The GQG Partners Global Quality Value Fund, GQG Partners International Quality Value Fund and GQG Partners US Quality Value Fund commenced operations on June 30, 2021 and currently offer Investor Shares and Institutional Shares. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated and a shareholder’s interest is limited to the fund in which shares are held. Effective September 23, 2021, the GQG Partners Emerging Markets Equity Fund, GQG Partners Global Quality Equity Fund and GQG Partners US Select Quality Equity Fund changed their fiscal year end to March 31.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS FUNDS

MARCH 31, 2025

statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time each Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Funds becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which each Fund calculates its net asset value, it may request that a Committee meeting be called.

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS FUNDS

MARCH 31, 2025

The GQG Partners Emerging Markets Equity Fund, GQG Partners Global Quality Equity Fund, GQG Partners Global Quality Value Fund and the GQG Partners International Quality Value Fund use Intercontinental Exchange Data Pricing & Reference Data, LLC (“ICE”) as a third party fair valuation vendor. ICE provides a fair value for foreign securities in the Funds’ based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by ICE using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS FUNDS

MARCH 31, 2025

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended March 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any significant interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Foreign Taxes — The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. For

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS FUNDS

MARCH 31, 2025

the year ended March 31, 2025, GQG Partners Emerging Markets Equity Fund, GQG Partners Global Quality Equity Fund, GQG Partners Global Quality Value Fund and GQG Partners International Quality Value Fund have accrued foreign tax in the amount of $274,422,941, $2,754,349, $279,374 and $631,168, respectively, presented on the Statements of Assets and Liabilities.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Participation Notes (P-Notes) – To the extent consistent with its Investment Objective and Strategies, each Fund may acquire P-Notes issued by participating banks or broker dealers. P-Notes are participation interest notes that are designed to offer a return linked to a particular underlying equity, debt, currency or market. When purchasing a P-Note, the posting of margin is not required because the full cost of the P-Note (plus commission) is paid at the time of purchase. When the P-Note matures, the issuer will pay to, or receive from, the purchaser the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies of foreign securities markets that they seek to replicate.

In addition, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. The holder of a participation note that is linked to a particular underlying security is entitled to receive any dividends paid in connection with an underlying security or instrument. However, the holder of a participation note does not receive voting rights as it would if it directly owned the underlying security or instrument. P-Notes are generally traded over-the-counter. P-Notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them and the counterparty. There is also counterparty risk associated with these investments because the Funds are relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security. In addition, the Funds will incur transaction costs as a result of investments in P-Notes.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS FUNDS

MARCH 31, 2025

realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Cash—Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed to a particular Fund are apportioned among the Funds of the Trust based on the number of Funds and/or relative net assets.

Classes—Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — GQG Partners Emerging Markets Equity Fund, GQG Partners Global Quality Equity Fund and GQG Partners US Select Quality Equity Fund distribute substantially all of their net investment income annually. GQG Partners Global Quality Value Fund, GQG Partners International Quality Value Fund and GQG Partners US Quality Value Fund distribute substantially all of their net investment income quarterly. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the year ended March 31, 2025,

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GQG Partners Emerging Markets Equity Fund, GQG Partners Global Quality Equity Fund, GQG Partners US Select Quality Equity Fund, GQG Partners Global Quality Value Fund, GQG Partners International Quality Value Fund and GQG Partners US Quality Value Fund were charged $5,343,019, $802,362, $811,486, $64,866, $82,422 and $65,000, respectively.

The Funds have adopted a Shareholder Servicing Plan (the “Plan”) that provides that a Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.25% based on the average daily net assets of the Funds’ Investor Shares. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders' accounts and other shareholder services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

SS&C Global Investor & Distribution Solutions, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. The Funds may earn cash management credits which can be used to offset transfer agent expenses. During the year ended March 31, 2025, the GQG Partners Emerging Markets Equity Fund, GQG Partners Global Quality Equity Fund, GQG Partners US Select Quality Equity Fund, GQG Partners Global Quality Value Fund, GQG Partners International Quality Value Fund and GQG Partners US Quality Value Fund earned credits of $960,190, $104,159, $206,068, $2,388, $3,483 and $1,555, respectively. These amounts are listed as “Fees Paid Indirectly” on the Statements of Operations.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, GQG Partners LLC provides investment advisory services to the Funds at a fee calculated at an annual rate of the Funds’ respective average daily net assets. The Adviser has contractually agreed to reduce fees and reimburse expenses for the Funds to the extent necessary to keep total annual fund operating expenses after fee reductions and/or expense reimbursements (excluding any class specific expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and non-routine expenses (collectively, “excluded expenses”)) from exceeding certain levels as set forth below (the “Contractual Expense Limit”) until July 31, 2026.

	Advisory Fee	Contractual Expense Limitation
GQG Partners Emerging Markets Equity Fund	0.90%	0.98%
GQG Partners Global Quality Equity Fund	0.65%	0.75%
GQG Partners US Select Quality Equity Fund	0.45%	0.49%
GQG Partners Global Quality Value Fund	0.55%(1)	0.59%(2)
GQG Partners International Quality Value Fund	0.55%(1)	0.59%(2)
GQG Partners US Quality Value Fund	0.45%	0.49%

(1) Prior to December 5, 2024, the annual advisory fee rate for the Global Quality Value Fund and International Quality Value Fund was 0.60%.

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(2) Prior to December 5, 2024, the contractual expense limits for the Global Quality Value Fund and International Quality Value Fund was 0.68%.

The Adviser may recover all or a portion of its fee reductions or expense reimbursements with respect to a Fund, within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Funds’ total annual fund operating expenses are below the Contractual Expense Limit. This agreement may be terminated with respect to the Fund by the Board for any reason at any time, or by the Adviser, upon ninety (90) days’ prior written notice to the Trust.

For the year ended March 31, 2025, the Adviser recaptured previously waived fees of $468,416 and $8,252 for GQG Partners Emerging Markets Equity Fund and GQG Partners US Select Quality Equity Fund, respectively.

As of March 31, 2025, the fees which were previously waived by the Adviser which may be subject to possible future recapture are as follows:

Period	Subject to Repayment until March 31:	GQG Partners Emerging Markets Equity Fund	GQG Partners Global Quality Equity Fund	GQG Partners US Select Quality Equity Fund	GQG Partners Global Quality Value Fund	GQG Partners International Quality Value Fund	GQG Partners US Quality Value Fund
2023	2026	$-	$-	$223,450	$129,568	$128,073	$168,430
2024	2027	-	-	193,626	87,045	103,161	124,064
2025	2028	-	-	281,514	135,056	152,194	126,472
		$-	$-	$698,590	$351,669	$383,428	$418,966

6. Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended March 31, 2025, were as follows:

	GQG Partners Emerging Markets Equity Fund	GQG Partners Global Quality Equity Fund	GQG Partners US Select Quality Equity Fund
Purchases
U.S. Government	$—	$—	$—
Other	22,845,904,150	6,686,540,971	9,181,880,123
Sales
U.S. Government	$—	$—	$—
Other	20,188,970,610	5,753,074,523	7,591,640,089

	GQG Partners Global Quality Value Fund	GQG Partners International Quality Value Fund	GQG Partners US Quality Value Fund
Purchases
U.S. Government	$—	$—	$—
Other	172,960,218	473,230,404	292,738,565
Sales
U.S. Government	$—	$—	$—
Other	169,700,615	246,919,974	254,512,283

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7. Share Transactions:

	Year Ended March 31, 2025	Year Ended March 31, 2024
GQG Partners Emerging Markets Equity Fund
Investor Shares
Issued	20,370,964	19,281,566
Reinvestment of Distributions	549,409	746,240
Redeemed	(18,857,496)	(7,308,361)
Total Investor Shares Transactions	2,062,877	12,719,445
Institutional Shares
Issued	416,993,691	429,763,268
Reinvestment of Distributions	17,189,711	22,181,754
Redeemed	(275,862,371)	(203,330,856)
Total Institutional Shares Transactions	158,321,031	248,614,166
R6 Shares
Issued	22,634,057	9,481,733
Reinvestment of Distributions	541,242	465,558
Redeemed	(6,938,875)	(5,018,788)
Total R6 Shares Transactions	16,236,424	4,928,503
Net Increase in Shares Outstanding From Share Transactions	176,620,332	266,262,114

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	Year Ended March 31, 2025	Year Ended March 31, 2024
GQG Partners Global Quality Equity Fund
Investor Shares
Issued	14,235,462	3,010,363
Reinvestment of Distributions	778,914	22,092
Redeemed	(6,563,950)	(589,888)
Total Investor Shares Transactions	8,450,426	2,442,567
Institutional Shares
Issued	75,612,599	45,379,490
Reinvestment of Distributions	8,849,365	1,410,617
Redeemed	(34,025,691)	(20,883,602)
Total Institutional Shares Transactions	50,436,273	25,906,505
R6 Shares
Issued	220,321	16,027
Reinvestment of Distributions	184,107	46,693
Redeemed	(526,793)	(263,627)
Total R6 Shares Transactions	(122,365)	(200,907)
Net Increase in Shares Outstanding From Share Transactions	58,764,334	28,148,165

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	Year Ended March 31, 2025	Year Ended March 31, 2024
GQG Partners US Select Quality Equity Fund
Investor Shares
Issued	29,283,124	9,242,868
Reinvestment of Distributions	1,412,654	28,977
Redeemed	(13,366,253)	(1,996,491)
Total Investor Shares Transactions	17,329,525	7,275,354
Institutional Shares
Issued	93,485,575	30,879,932
Reinvestment of Distributions	6,097,236	501,856
Redeemed	(26,875,658)	(24,754,714)
Total Institutional Shares Transactions	72,707,153	6,627,074
R6 Shares
Issued	1,427,344	1,586,950
Reinvestment of Distributions	136,516	11,243
Redeemed	(595,799)	(273,209)
Total R6 Shares Transactions	968,061	1,324,984
Net Increase in Shares Outstanding From Share Transactions	91,004,739	15,227,412

	Year Ended March 31, 2025	Year Ended March 31, 2024
GQG Partners Global Quality Value Fund
Investor Shares
Issued	1,163,417	176,513
Reinvestment of Distributions	40,878	35,576
Redeemed	(1,426,177)	(305,699)
Total Investor Shares Transactions	(221,882)	(93,610)
Institutional Shares
Issued	1,606,639	1,001,191
Reinvestment of Distributions	365,862	339,938
Redeemed	(1,098,332)	(666,348)
Total Institutional Shares Transactions	874,169	674,781
Net Increase in Shares Outstanding From Share Transactions	652,287	581,171

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	Year Ended March 31, 2025	Year Ended March 31, 2024
GQG Partners International Quality Value Fund
Investor Shares
Issued	1,609,854	449,756
Reinvestment of Distributions	41,123	35,722
Redeemed	(1,945,180)	(142,983)
Total Investor Shares Transactions	(294,203)	342,495
Institutional Shares
Issued	25,999,736	6,387,022
Reinvestment of Distributions	931,087	544,042
Redeemed	(3,331,765)	(2,652,554)
Total Institutional Shares Transactions	23,599,058	4,278,510
Net Increase in Shares Outstanding From Share Transactions	23,304,855	4,621,005

	Year Ended March 31, 2025	Year Ended March 31, 2024
GQG Partners US Quality Value Fund
Investor Shares
Issued	875,690	134,980
Reinvestment of Distributions	22,924	10,283
Redeemed	(283,664)	(109,504)
Total Investor Shares Transactions	614,950	35,759
Institutional Shares
Issued	4,322,719	1,322,793
Reinvestment of Distributions	399,345	292,284
Redeemed	(2,168,937)	(4,160,401)
Total Institutional Shares Transactions	2,553,127	(2,545,324)
Net Increase (Decrease) in Shares Outstanding From Share Transactions	3,168,077	(2,509,565)

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8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.

The permanent differences are primarily related to investments in foreign currency, PFIC adjustments, REIT adjustments and capital gains tax.

Accordingly, the following permanent differences are primarily attributable to non-deductible excise tax paid and have been reclassified to/from the following accounts as of March 31, 2025:

	Distributable Earnings (Accumulated Losses)	Paid-in Capital
GQG Partners Global Quality Value Fund	$2,270	$(2,270)
GQG Partners International Quality Value Fund	16,606	(16,606)

The tax character of dividends and distributions paid during the fiscal year ended March 31, 2025 and March 31, 2024 were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
GQG Partners Emerging Markets Equity Fund
2025	$361,147,217	$—	$—	$361,147,217
2024	440,084,497	—	—	440,084,497
GQG Partners Global Quality Equity Fund
2025	$34,570,779	$175,824,206	$—	$210,394,985
2024	28,537,632	—	—	28,537,632
GQG Partners US Select Quality Equity Fund
2025	$27,006,874	$161,169,365	$—	$188,176,239
2024	10,745,504	—	—	10,745,504
GQG Partners Global Quality Value Fund
2025	$4,447,884	$306,172	$—	$4,754,056
2024	3,901,179	—	—	3,901,179
GQG Partners International Quality Value Fund
2025	$10,323,152	$—	$—	$10,323,152
2024	5,294,681	—	—	5,294,681
GQG Partners US Quality Value Fund
2025	$4,947,863	$1,222,802	$—	$6,170,665
2024	3,745,005	—	—	3,745,005

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As of March 31, 2025, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

GQG Partners Emerging Markets Equity Fund

Undistributed Ordinary Income	$178,670,479
Capital Loss Carryforwards	(761,714,227)
Unrealized Appreciation	2,283,648,248
Other Temporary Differences	(1)
Total Distributable Earnings	$1,700,604,499

GQG Partners Global Quality Equity Fund

Undistributed Ordinary Income	$11,065,507
Undistributed Long-Term Capital Gains	77,427,086
Unrealized Appreciation	460,426,237
Other Temporary Differences	(1)
Total Distributable Earnings	$548,918,829

GQG Partners US Select Quality Equity Fund

Undistributed Ordinary Income	$13,669,140
Undistributed Long-Term Capital Gains	18,042,172
Unrealized Appreciation	558,459,033
Other Temporary Differences	(9)
Total Distributable Earnings	$590,170,336

GQG Partners Global Quality Value Fund

Undistributed Ordinary Income	$150,770
Undistributed Long-Term Capital Gains	2,094,988
Unrealized Appreciation	15,064,401
Other Temporary Differences	4
Total Distributable Earnings	$17,310,163

GQG Partners International Quality Value Fund

Undistributed Ordinary Income	$1,407,640
Capital Loss Carryforwards	(13,110,189)
Unrealized Appreciation	45,337,161
Other Temporary Differences	2
Total Distributable Earnings	$33,634,614

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GQG Partners US Quality Value Fund

Undistributed Long-Term Capital Gains	$1,949,242
Unrealized Appreciation	31,077,582
Other Temporary Differences	1
Total Distributable Earnings	$33,026,825

For Federal income tax purposes, capital losses may be carried forward and applied against future capital gains. Net capital losses earned may be carried forward indefinitely and must retain the character of the original loss.

	Short-Term Loss	Long-Term Loss	Total
GQG Partners Emerging Markets Equity Fund	$761,714,227	$—	$761,714,227
GQG Partners International Quality Value Fund	13,110,189	—	13,110,189

During the year ended March 31, 2025, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:

	Short-Term Loss	Long-Term Loss	Total
GQG Partners Emerging Markets Equity Fund	$757,495,065	$—	$757,495,065
GQG Partners Global Quality Equity Fund	81,436,348	—	81,436,348
GQG Partners US Select Quality Equity Fund	55,293,013	—	55,293,013
GQG Partners Global Quality Value Fund	6,514,616	—	6,514,616
GQG Partners International Quality Value Fund	617,425	1,443,127	2,060,552
GQG Partners US Quality Value Fund	12,432,558	—	12,432,558

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For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to investments in passive foreign investment companies and deferred losses from wash sale transactions. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments (including foreign currency and derivatives, if applicable) held by the Funds at March 31, 2025, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
GQG Partners Emerging Markets Equity Fund	$18,230,755,103	$3,436,787,978	$(878,716,789)	$2,558,071,189
GQG Partners Global Quality Equity Fund	2,947,066,121	502,764,602	(39,584,016)	463,180,586
GQG Partners US Select Quality Equity Fund	3,380,742,183	578,193,618	(19,734,585)	558,459,033
GQG Partners Global Quality Value Fund	105,839,815	18,900,799	(3,557,024)	15,343,775
GQG Partners International Quality Value Fund	362,246,064	57,510,494	(11,542,165)	45,968,329
GQG Partners US Quality Value Fund	174,688,978	31,906,627	(829,045)	31,077,582

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

9. Concentration of Risks:

As with all mutual funds, there is no guarantee that a Fund will achieve its investment objective. You could lose money by investing in a Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Active Management Risk (All Funds) – The Funds are subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Funds' investments may prove to be incorrect. If the investments selected and strategies employed by a Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

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Commodities Risk (GQG Partners Global Quality Equity Fund, GQG Partners Global Quality Value Fund and GQG Partners International Quality Value Fund) – The prices of physical commodities (such as energy, metals, minerals, or agricultural products) may be affected by factors such as natural disasters, weather, and U.S. and international economic, political and regulatory developments. The prices of commodities can also fluctuate due to supply and demand disruptions in major producing or consuming regions, as well as temporary distortions in the commodities markets due to, among other factors, lack of liquidity, the participation of speculators, and government regulation and other actions.

Gold. The price of gold is affected by such factors as: (1) how much of the worldwide supply is held by large holders, such as governmental bodies and central banks; (2) unpredictable monetary policies and economic and political conditions in countries throughout the world; (3) supply and demand for gold bullion as an investment, including bars, coins or gold-backed financial instruments such as exchange-traded funds (“ETFs”); (4) demand for gold jewelry; and (5) government policies meant to influence demand for gold.

De-Globalization Risk (All Funds) – The Fund’s investments may expose the Fund to disruptions associated with “de-globalization” trends in some parts of the world. Nationalism in the U.S. and abroad is on the rise, which presents risks to global commerce and the companies engaged in such commerce. For example, nationalistic trade policies that favor domestic companies as opposed to foreign competitors may become more likely. Such policies may lead to global supply chain and market disruptions, which could have an adverse effect on the companies in which the Fund invests and the performance of the Fund.

Depositary Receipts Risk (All Funds) – ADRs are typically trust receipts issued by a U.S. bank or trust company that evidence an indirect interest in underlying securities issued by a foreign entity. GDRs, EDRs, and other types of depositary receipts are typically issued by non-U.S. banks or financial institutions to evidence an interest in underlying securities issued by either a U.S. or a non-U.S. entity. Investments in non-U.S. issuers through ADRs, GDRs, EDRs, and other types of depositary receipts generally involve risks applicable to other types of investments in non-U.S. issuers. Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, a Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. The values of depositary receipts may decline for a number of reasons relating to the issuers or sponsors of the depositary receipts, including, but not limited to, insolvency of the issuer or sponsor. Holders of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of depositary receipts may differ from the prices of securities upon which they are based. The Funds may invest in unsponsored depositary receipts, which are issued by one or more depositaries without a formal agreement with the company that issues the underlying securities. Holders of unsponsored depositary receipts generally bear all the costs thereof, and the depositaries of unsponsored depositary receipts

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frequently are under no obligation to distribute shareholder communications received from the issuers of the underlying securities or to pass through voting rights with respect to the underlying securities. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information to the market and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.

Dividend-Paying Investments Risk (GQG Partners Global Quality Value Fund, GQG Partners International Quality Value Fund and GQG Partners US Quality Value Fund) – The Fund's investments in dividend-paying securities could cause the Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet the Fund's investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future.

Emerging Markets Security Risk (GQG Partners Emerging Markets Equity Fund, GQG Partners Global Quality Equity Fund, GQG Partners US Select Quality Equity Fund, GQG Partners Global Quality Value Fund and GQG Partners International Quality Value Fund) – The Fund’s investments in emerging markets securities, including A Shares of Chinese companies purchased through Stock Connect, are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have less stable governments, less developed economies and their securities markets may be more concentrated and less liquid. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. In certain emerging markets, governments have historically exercised substantial control over the economy through administrative regulation and/or state ownership. Future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Equity Risk (All Funds) – Equity securities include common and preferred stocks, depositary receipts, and P-Notes. Common stock represents an equity or ownership interest in an issuer. Preferred stock provides a fixed dividend that is paid before any dividends are paid to common stockholders, and which takes precedence over common stock in the event of a liquidation. Like common stock, preferred stocks represent partial ownership in a company, although preferred stock shareholders do not enjoy the voting rights of common stockholders. Also, unlike common stock, a preferred stock pays a fixed dividend that does not fluctuate, although the company does not have to pay this dividend if it lacks the financial ability to do so. Depositary receipts are described above and P-Notes are described below.

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Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a mutual fund invests will cause the fund’s net asset value (“NAV”) to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

ETF Risk (GQG Partners Global Quality Equity Fund, GQG Partners Quality Dividend Income Fund, GQG Partners International Quality Value Fund and GQG Partners US Quality Value Fund) – ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities in which the ETF invests, and the value of the Fund’s investment will fluctuate in response to the performance of the ETF’s holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

Foreign Company Risk (All Funds) – Investing in foreign companies, including direct investments and investments through depositary receipts and P-Notes, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the "SEC") and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund's portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Foreign Currency Risk (All Funds) – Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of a Fund’s portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Geographic Focus Risk (GQG Partners Emerging Markets Equity Fund, GQG Partners Global Quality Equity Fund, GQG Partners Global Quality Value Fund and GQG Partners International Quality Value Fund) – To the extent that it focuses its investments in a particular country

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or geographic region, a Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Investing in Russia (GQG Partners Emerging Markets Equity Fund, GQG Partners Global Quality Equity Fund, GQG Partners Global Quality Value Fund and GQG Partners International Quality Value Fund) – Geopolitical risks, including those arising from trade tension and/or the imposition of trade tariffs, terrorist activity or acts of civil or international hostility, are increasing. For instance, military conflict and escalating tensions between Russia and Ukraine could result in geopolitical instability and adversely affect the global economy or specific markets. Any such events and responses, including regulatory developments, may cause significant volatility and declines in the global markets, disproportionate impacts to certain industries or sectors, disruptions to commerce (including to economic activity, travel and supply chains), loss of life and property damage, and may adversely affect the global economy or capital markets, as well as the Company’s products, operations, clients, vendors and employees, which may cause the Funds' AUM, revenue and earnings to decline. The Funds' exposure to geopolitical risks may be heightened to the extent such risks arise in countries in which the Funds' currently operates or is seeking to expand its presence.

Investing in the United States Risk (All Funds) – A decrease in imports or exports, changes in trade regulations and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the U.S. are changing many aspects of financial and other regulation and may have a significant effect on the U.S. markets generally, as well as on the value of certain securities. In addition, a continued rise in the U.S. public debt level or U.S. austerity measures may adversely affect U.S. economic growth and the securities in which the Funds invest.

The U.S. has developed increasingly strained relations with a number of foreign countries, including traditional allies, such as major European Union countries, the U.K., Canada and Mexico, and historical adversaries, such as North Korea, Iran, China and Russia. If these relations were to worsen, it could adversely affect U.S. issuers as well as non-U.S. issuers that rely on the U.S. for trade. The U.S. has also experienced increased internal unrest and discord. If this trend were to continue, it may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

Investment Style Risk (All Funds) – Each Fund pursues a “growth style” of investing, meaning that the Fund invests in equity securities of companies that the Adviser believes will have above-average rates of relative earnings growth and which, therefore, may experience above-average increases in stock prices. Over time, a relative growth investing style may go in and out of favor, causing a Fund to sometimes underperform other equity funds that use differing investing styles.

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IPO Risk (All Funds) – The Funds may invest in IPOs. An IPO is a company’s first offering of stock to the public. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about a company’s business model, quality of management, earnings growth potential and other criteria used to evaluate its investment prospects. Accordingly, investments in IPO shares involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. Investments in IPO shares may also involve high transaction costs, and are subject to market risk and liquidity risk, which are described below.

When a Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, a Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. There is no assurance that a Fund will be able to obtain allocable portions of IPO shares. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

Large Capitalization Company Risk (All Funds) – The large capitalization companies in which a Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Large Purchase and Redemption Risk (All Funds) – Large purchases or redemptions of a Fund’s shares may affect the Fund, since the Fund may be required to sell portfolio securities if it experiences redemptions, and the Fund will need to invest additional cash that it receives. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that a Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. In addition, a large redemption could result in a Fund’s expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Liquidity Risk (All Funds) – Certain securities may be difficult or impossible to sell at the time and the price that a Fund would like. A Fund may have to accept a lower price to sell

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a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk (All Funds) – The value of the securities in which the Funds invest may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world. Price changes may be temporary or last for extended periods. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such conditions, events and actions may result in greater market risk. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Non-Diversification Risk (All Funds) – Each Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that a Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund.

Participation Notes Risk (GQG Partners Emerging Markets Equity Fund, GQG Partners Global Quality Equity Fund, GQG Partners US Select Quality Equity Fund, GQG Partners Global Quality Value Fund and GQG Partners International Quality Value Fund) – P-Notes are generally traded over-the-counter and constitute general unsecured contractual obligations of the banks and broker-dealers that issue them. Generally, these banks and broker-dealers buy securities listed on certain foreign exchanges and then issue P-Notes which are designed to replicate the performance of certain issuers and markets. The performance results of P-Notes will not correlate exactly to the performance of the issuers or markets that they seek to replicate due to transaction costs and other expenses. The holder of a P-Note typically does not receive voting or other rights as it would if it directly owned the underlying security, but is subject to the same risks of investing directly in the underlying security.

Portfolio Turnover (GQG Partners US Select Quality Equity Fund) – Due to its investment strategies, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

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Preferred Stock Risk (GQG Partners Global Quality Equity Fund, GQG Partners Quality Dividend Income Fund, GQG Partners International Quality Value Fund and GQG Partners US Quality Value Fund) – Preferred stocks are nonvoting equity securities that pay a stated fixed or variable rate dividend. Due to their fixed income features, preferred stocks provide higher income potential than issuers’ common stocks, but are typically more sensitive to interest rate changes than an underlying common stock. Preferred stocks are also subject to equity risk, which is described elsewhere in this section. The rights of preferred stocks on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities. Preferred stock may also be subject to prepayment risk, which is the risk that, in a declining interest rate environment, securities with stated interest rates may have the principal paid earlier than expected, requiring a Fund to invest the proceeds at generally lower interest rates.

Proprietary Model Risk (GQG Partners Global Quality Value Fund, GQG Partners International Quality Value Fund and GQG Partners US Quality Value Fund) – Proprietary models that may be used to evaluate securities or securities markets are based on certain assumptions concerning the interplay of market factors and may not adequately take into account certain factors and may result in the Fund having a lower return than if the Fund were managed using another model or investment strategy. The markets or prices of individual securities may be affected by factors not foreseen in developing the models.

Sector and Industry Focus Risk (All Funds) – Because a Fund may, from time to time, be more heavily invested in particular sectors or industries, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors or industries. As a result, a Fund’s share price may at times fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors or industries.

Small- and Mid-Capitalization Company Risk (All Funds) – The small- and mid-capitalization companies in which a Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Stock Connect Investing Risk (GQG Partners Emerging Markets Equity Fund, GQG Partners Global Quality Equity Fund, GQG Partners Global Quality Value Fund and GQG Partners International Quality Value Fund) – Trading through Stock Connect is subject to a number of restrictions that may affect a Fund’s investments and returns, including a daily quota that limits the maximum net purchases under Stock Connect each day. In addition, investments made through Stock Connect are subject to relatively untested trading, clearance and settlement procedures. Moreover, A Shares purchased through Stock Connect generally may only be sold or otherwise transferred through Stock Connect. A Fund’s investments in A Shares purchased through Stock Connect are generally subject to Chinese securities

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regulations and listing rules. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in A Shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund.

Stock Connect operates only on days when both the China and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Therefore, a Fund may be subject to the risk of price fluctuations of A Shares during the time when Stock Connect is not trading. Because of the way in which A shares are held in Stock Connect, a Fund may not be able to exercise the rights of a shareholder and may be limited in its ability to pursue claims against the issuer of a security, and may suffer losses in the event the depository of the Shanghai Stock Exchange or Shenzhen Stock Exchange becomes insolvent. Stock Connect is a relatively new program. Further developments are likely and there can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect a Fund’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of Stock Connect are uncertain, and they may have a detrimental effect on the Fund’s investments and returns.

U.S. Treasury Securities Risk (GQG Partners Global Quality Equity Fund, GQG Partners US Select Quality Equity Fund, GQG Partners Global Quality Value Fund, GQG Partners International Quality Value Fund and GQG Partners US Quality Value Fund) – A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

10. Concentration of Shareholders:

At March 31, 2025, the percentage of total shares outstanding held by shareholders for the Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders, each owning 10% or greater of the aggregate shares outstanding, were as follows:

GQG Partners Emerging Markets Equity Fund	No. of Shareholders	% Ownership
Investor Shares	3	87%
Institutional Shares	3	56%
R6 Shares	1	52%

GQG Partners Global Quality Equity Fund	No. of Shareholders	% Ownership
Investor Shares	3	87%
Institutional Shares	3	67%
R6 Shares	1	93%

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GQG Partners US Select Quality Equity Fund	No. of Shareholders	% Ownership
Investor Shares	3	92%
Institutional Shares	2	50%
R6 Shares	2	79%

GQG Partners Global Quality Value Fund	No. of Shareholders	% Ownership
Investor Shares	3	87%
Institutional Shares	5	90%

GQG Partners International Quality Value Fund	No. of Shareholders	% Ownership
Investor Shares	3	89%
Institutional Shares	4	87%

GQG Partners US Quality Value Fund	No. of Shareholders	% Ownership
Investor Shares	3	98%
Institutional Shares	3	80%

11. Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

12. Recent Accounting Pronouncements:

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of each Fund’s Adviser acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with each Fund’s single investment objective which is executed by each Fund’s portfolio managers. The financial information in the form of each Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance

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versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

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13. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Advisors’ Inner Circle Fund III and Shareholders of GQG Partners Emerging Markets Equity Fund, GQG Partners Global Quality Equity Fund, GQG Partners US Select Quality Equity Fund, GQG Partners Global Quality Value Fund, GQG Partners International Quality Value Fund and GQG Partners US Quality Value Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of GQG Partners Emerging Markets Equity Fund, GQG Partners Global Quality Equity Fund, GQG Partners US Select Quality Equity Fund, GQG Partners Global Quality Value Fund, GQG Partners International Quality Value Fund, and GQG Partners US Quality Value Fund (six of the funds constituting The Advisors’ Inner Circle Fund III, hereafter collectively referred to as the "Funds") as of March 31, 2025, the related statements of operations for the year ended March 31, 2025, the statements of changes in net assets for each of the two years in the period ended March 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2025, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management,

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as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

May 23, 2025

We have served as the auditor of one or more investment companies in GQG Partners LLC since 2016.

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(Unaudited)

NOTICE TO SHAREHOLDERS

For shareholders that do not have a March 31, 2025 tax year end, this notice is for informational purposes only. For shareholders with a March 31, 2025 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended March 31, 2025, the Funds are designating the following items with regard to distributions paid during the period.

Return of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividend(4)	Short-Term Capital Gain Dividend(5)	Foreign Tax Credit
GQG Partners Emerging Markets Equity Fund
0.00%	0.00%	100.00%	100.00%	4.02%	80.15%	0.00%	5.70%	0.00%	17.94%
GQG Partners Global Quality Equity Fund
0.00%	83.57%	16.43%	100.00%	65.13%	99.92%	0.00%	7.80%	0.00%	0.00%
GQG Partners US Select Quality Equity Fund
0.00%	85.65%	14.35%	100.00%	100.00%	100.00%	0.00%	9.82%	0.00%	0.00%
GQG Partners Global Quality Value Fund
0.00%	6.44%	93.56%	100.00%	32.61%	100.00%	0.00%	2.87%	0.00%	0.00%
GQG Partners International Quality Value Fund
0.00%	0.00%	100.00%	100.00%	6.72%	87.03%	0.00%	5.20%	0.00%	14.22%
GQG Partners US Quality Value Fund
0.00%	19.82%	80.18%	100.00%	84.17%	100.00%	0.00%	5.15%	0.00%	0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and are reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3) “U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of “Interest Related Dividend” and is reflected as a percentage of ordinary income distributions. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(5) The percentage of this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distributions that is exempted from U.S. withholding tax when paid to foreign investors.

GQG Partners Emerging Markets Equity Fund intends to pass through a foreign tax credit to shareholders. For the fiscal year ended March 31, 2025, the total amount of foreign source income is $501,067,963. The total amount of foreign tax paid is $78,941,291. A shareholders allocable share of the foreign tax credit will be reported on Form 1099-DIV.

GQG Partners International Quality Value Fund intends to pass through a foreign tax credit to shareholders. For the fiscal year ended March 31, 2025, the total amount of foreign source income is $11,320,094. The total amount of foreign tax paid is $1,711,062. A shareholders allocable share of the foreign tax credit will be reported on Form 1099-DIV.

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(Unaudited)

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.

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(Unaudited)

OTHER INFORMATION (FORM N-CSR ITEMS 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included within the Statement(s) of Operations of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on December 4–5, 2024 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and overall fees and operating expenses compared with peer groups of mutual

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(Unaudited)

funds; (vi) the level of the Adviser’s profitability from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Funds, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Funds. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full

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(Unaudited)

deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Funds and the Adviser

The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates to the GQG Partners Emerging Markets Equity Fund, GQG Partners US Select Quality Equity Fund, GQG Partners Global Quality Equity Fund and GQG Partners Global Quality Dividend Income Fund. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS FUNDS

MARCH 31, 2025

(Unaudited)

commitment to managing the Funds and its willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

NOTES

GQG Partners Funds:

P.O. Box 219009

Kansas City, MO 64121-9009

1-866-362-8333

Investment Adviser:

GQG Partners LLC

450 East Las Olas Boulevard, Suite 750

Fort Lauderdale, FL 33301

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP

Two Commerce Square

Suite 1800

2001 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described. Investors should read it carefully before investing or sending money.

GQG-AR-001-0900

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b)	There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics attached hereto.

(a)(2)	Not applicable.

(a)(3)	A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer
Date: June 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer
Date: June 4, 2025

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer
Date: June 4, 2025